Schedule of Investments (unaudited) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.65%, 04/20/30	USD	500	$497,539
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.90%, 04/20/30		600	588,104
AGL CLO 3 Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 3.54%, 01/15/33(a)(b)		250	248,928
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.24%, 10/15/29(a)(b)		285	272,892
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.89%, 10/13/30		380	377,954
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 3.44%, 10/13/30		720	719,320
Apidos CLO XXII, 2015-22A, (3 mo. LIBOR US + 2.95%), 3.20%, 04/20/31(a)(b)		250	243,756
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 2.40%, 10/20/34(a)(b)		500	494,841
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 3.36%, 07/24/34(a)(b)		250	244,247
Ballyrock CLO Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.39%, 10/15/28(a)(b)		250	248,878
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 3.29%, 01/19/35(a)(b)		250	248,040
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 4.18%, 06/15/31(a)(b)		1,000	997,287
Buttermilk Park CLO Ltd., (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31(a)(b)		250	242,450
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 2.14%, 07/15/31		250	246,376
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 3.59%, 04/15/34		500	499,995
Carlyle Global Market Strategies CLO Ltd., Series 2013- 1A, Class CR, (3 mo. LIBOR US + 3.35%), 3.74%, 08/14/30(a)(b)		1,000	986,384
CarVal CLO I Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 6.01%, 07/16/31(a)(b)		500	461,927
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.45%, 04/20/32(a)(b)		500	495,837
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.69%, 07/20/32(a)(b)		500	475,406
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 3.41%, 10/15/34(a)(b)		250	248,315
CBAM Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 2.65%, 07/20/30(a)(b)		350	347,475
Cedar Funding IX CLO Ltd., Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 2.85%, 04/20/31(a)(b)		250	242,334
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 3.79%, 07/16/30		500	489,608
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 3.06%, 04/24/30		750	738,227
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.06%, 10/22/31		250	248,643
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 1.37%, 01/22/31		1,000	993,504
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 3.34%, 07/15/36		500	489,648

Security		Par (000)	Value

Asset-Backed Securities (continued)
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 02/15/29(b)	USD	1,735	$1,735,091
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 0.54%, 01/15/37(a)		1,413	1,338,881
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/30(a)(b)		250	248,084
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.89%, 04/18/31(a)(b)		1,250	1,212,401
Dryden 78 CLO Ltd., Series 2020-78A, Class D, (3 mo. LIBOR US + 3.00%), 3.24%, 04/17/33(a)(b)		250	246,641
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 3.66%, 08/15/30(a)(b)		1,000	996,904
Eaton Vance Clo Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.25%), 1.50%, 01/20/30(a)(b)		1,000	996,647
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	101,789
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 7.52%, 04/20/32(a)(b)		500	480,802
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 2.25%, 10/20/34(a)(b)		436	432,512
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b) CAD		170	134,349
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3 mo. LIBOR US + 1.75%), 2.00%, 04/20/31(a)(b) USD		250	245,250
Generate CLO 3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.85%, 10/20/29(a)(b)		1,750	1,739,732
Generate CLO 4 Ltd., Series 2016-2A, Class DR, (3 mo. LIBOR US + 3.15%), 3.40%, 04/20/32(a)(b)		1,500	1,460,371
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 3.75%, 01/22/35(a)(b)		750	743,879
Goldentree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.80%, 04/20/30(a)(b)		250	247,950
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.90%, 10/29/29(a)(b)		1,500	1,489,891
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.30%, 07/20/31(a)(b)		250	246,111
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3 mo. LIBOR US + 6.56%), 6.81%, 07/20/34(a)(b)		250	247,676
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 3.55%, 01/20/30(a)(b)		250	248,088
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(a)(b)		500	493,874
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 3.84%, 07/18/29(a)(b)		1,000	970,393
Lending Funding Trust, Series 2020-2A, Class C, 4.30%, 04/21/31(b)		240	240,094
Litigation Fee Residual Funding Trust, 4.00%, 10/30/27(c)		1,278	1,239,559
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.48%), 0.94%, 09/25/36(a)		6,373	2,291,885

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd., Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 2.27%, 07/27/31(a)(b)	USD	600	$597,155
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.91%, 04/25/29(a)(b)		250	248,469
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 3.61%, 04/25/32(a)(b)		250	248,975
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3 mo. LIBOR US + 1.90%), 2.14%, 07/17/34(a)(b)		250	244,748
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 3.75%), 4.00%, 04/20/33(a)(b)		250	241,231
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 3.74%, 01/22/35(a)(b)		250	248,593
Mariner Finance Issuance Trust(b)
Series 2021-AA, Class C, 2.96%, 03/20/36		190	171,098
Series 2021-AA, Class D, 3.83%, 03/20/36		180	164,994
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class C, 3.48%, 04/15/60		770	720,452
Series 2021-DA, Class D, 4.00%, 04/15/60		440	409,987
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	433,520
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,814,303
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 10/17/30(a)(b)		250	247,920
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 2.05%, 07/20/31(a)(b)		1,162	1,146,845
OCP CLO Ltd.(a)(b)
(Update Replacements.xls: TSFR3M + 1.75%), 2.02%, 01/15/33		250	249,564
Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 1.20%, 07/15/30		1,000	991,882
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 3.29%, 07/15/34(a)(b)		250	247,291
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 3.01%, 01/22/30(a)(b)		500	487,071
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(b)		2,000	2,015,467
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.39%, 10/17/29(a)(b)		875	852,363
OZLM XXI Ltd., Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 2.92%, 01/20/31(a)(b)		1,000	955,692
Palmer Square CLO Ltd., Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.00%, 07/20/30(a)(b)		250	244,385
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.50%, 04/20/27		1,000	998,000
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.58%, 08/20/27		1,750	1,748,967
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.88%, 08/20/27		750	748,809
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.51%, 10/24/27		250	249,751

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.(a)(b) (continued)
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 2.98%, 02/20/28	USD	250	$249,543
Park Avenue Institutional Advisers CLO Ltd, Series 2017- 1A, Class DR, (3 mo. LIBOR US + 6.81%), 7.20%, 02/14/34(a)(b)		1,300	1,245,700
PPM CLO 2 Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 3.65%, 04/16/32(a)(b)		250	248,510
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 4.21%, 07/25/51(a)(b)		250	250,340
Rad CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 2.99%, 04/15/32(a)(b)		400	388,687
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.85%), 3.09%, 07/17/31(a)(b)		370	362,877
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	233,829
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 2.41%, 10/23/30(a)(b)		500	494,931
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3 mo. LIBOR US + 2.35%), 2.59%, 07/15/31(a)(b)		250	246,564
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(b)		241	240,989
SMB Private Education Loan Trust(b)
Series 2021-C, Class C, 3.00%, 01/15/53		190	181,166
Series 2021-C, Class D, 3.93%, 01/15/53		160	151,110
Sterling Coofs Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		973	9,734
Series 2004-2, Class Note, 2.08%, 03/30/30		905	9,051
Structured Asset Securities Corp. Pass-Through
Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		108	100,410
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 3.65%, 04/20/34(a)(b)		250	243,318
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 3.31%, 04/26/28(a)(b)		500	499,034
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.15%, 01/20/31(a)(b)		500	492,120
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.99%, 07/17/31(a)(b)		537	509,021
TICP CLO X Ltd., Series 2018-10A, Class E, (3 mo. LIBOR US + 5.50%), 5.75%, 04/20/31(a)(b)		250	235,057
TICP CLO XV Ltd., Series 2020-15A, Class D, (3 mo. LIBOR US + 3.15%), 3.40%, 04/20/33(a)(b)		250	249,997
TRESTLES CLO Ltd.(a)(b)
Series 2017-1A, Class B1R, (3 mo. LIBOR US + 1.75%), 2.01%, 04/25/32		1,750	1,707,952
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.16%, 04/25/32		250	244,839
Trimaran Cavu Ltd., Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 3.38%, 10/25/34(a)(b)		500	490,492
Trimaran CAVU Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 4.96%, 11/26/32(a)(b)		500	497,221
Unique Pub Finance Co. PLC(d)
Series M, 7.40%, 03/28/24	GBP	2,071	2,825,389
Series N, 6.46%, 03/30/32		100	154,355
Voya CLO Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.25%), 1.49%, 07/15/31(a)(b)	USD	1,000	989,764

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox Clo I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.31%, 07/24/32(a)(b)	USD	500	$489,487
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 3.61%, 10/24/34(a)(b)		500	489,343
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 3.47%, 10/15/34		250	247,152
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 6.97%, 10/15/34		250	247,647
York CLO 1 Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 2.36%, 10/22/29(a)(b)		250	248,884

Total Asset-Backed Securities — 8.6% (Cost: $65,634,225)			64,218,814

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48		500	594,799

Aerospace & Defense — 1.9%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		30	30,075
Boeing Co., 3.20%, 03/01/29(e)		1,175	1,119,691
Bombardier, Inc.(b)
7.50%, 12/01/24		101	104,283
7.50%, 03/15/25		22	22,112
7.13%, 06/15/26		393	385,140
7.88%, 04/15/27		352	344,648
6.00%, 02/15/28		306	286,795
7.45%, 05/01/34		100	101,500
Eaton Corp., 4.15%, 11/02/42		500	519,682
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		200	180,000
General Electric Co., 6.15%, 08/07/37		2,150	2,552,889
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,548,987
Raytheon Technologies Corp., 2.25%, 07/01/30(e)		2,000	1,852,506
Rolls-Royce PLC, 5.75%, 10/15/27(b)		600	615,840
Spirit AeroSystems, Inc.(b)
5.50%, 01/15/25		105	105,263
7.50%, 04/15/25		22	22,793
TransDigm, Inc. 8.00%, 12/15/25(b)		130	135,951
6.25%, 03/15/26(b)		2,869	2,945,430
6.38%, 06/15/26		60	60,542
7.50%, 03/15/27		71	73,130
4.63%, 01/15/29		249	232,808
4.88%, 05/01/29		203	190,266
Triumph Group, Inc., 8.88%, 06/01/24(b)		527	556,617

			13,986,948

Airlines — 1.2%
Air Canada, 3.88%, 08/15/26(b)		255	240,656
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24(e)		810	807,254
Series 2015-2, Class A, 4.00%, 03/22/29		1,074	989,233
Series 2015-2, Class AA, 3.60%, 03/22/29		1,074	1,043,423
American Airlines, Inc., 11.75%, 07/15/25(b)		214	249,843
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		494	497,614
5.75%, 04/20/29		613	610,759
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		150	144,013
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)		92	92,705

Security		Par (000)	Value

Airlines (continued)
Deutsche Lufthansa AG, 2.88%, 05/16/27(d)	EUR	100	$102,724
Gol Finance SA, 7.00%, 01/31/25(b) USD		200	163,750
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		168	168,096
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		454	473,295
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		223	230,972
Series 2020-1, Class B, 4.88%, 07/15/27		30	29,845
Series A, Class A, 4.30%, 02/15/27		2,512	2,508,597
United Airlines, Inc.(b)
4.38%, 04/15/26		310	304,939
4.63%, 04/15/29		439	417,467

			9,075,185

Auto Components — 0.5%
Aptiv PLC, 4.40%, 10/01/46.		465	450,640
Clarios Global LP, 6.75%, 05/15/25(b)		154	159,472
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		627	645,026
8.50%, 05/15/27		1,696	1,759,600
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26(d)	EUR	100	109,242
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD	211	211,528
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)		75	65,210
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(b)		88	81,977
5.25%, 07/15/31(b)		107	98,943
5.63%, 04/30/33		208	191,360
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	104,956

			3,877,954

Automobiles — 1.2%
Allison Transmission, Inc.(b)
5.88%, 06/01/29	USD	139	141,706
3.75%, 01/30/31		174	157,844
Asbury Automotive Group, Inc.
4.50%, 03/01/28		18	17,291
4.75%, 03/01/30		84	79,275
5.00%, 02/15/32(b)		106	98,531
Carvana Co.(b)
5.50%, 04/15/27		173	154,402
4.88%, 09/01/29		151	124,701
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	119,871
Ford Motor Co. 4.35%, 12/08/26	USD	7	7,043
3.25%, 02/12/32		420	375,115
4.75%, 01/15/43		2,000	1,816,520
5.29%, 12/08/46		19	18,442
Ford Motor Credit Co. LLC 4.69%, 06/09/25		200	201,432
4.13%, 08/04/25		279	278,686
4.39%, 01/08/26		200	199,482
2.70%, 08/10/26		200	186,002
4.27%, 01/09/27		200	197,252
4.13%, 08/17/27		200	195,490
3.82%, 11/02/27		200	189,500
2.90%, 02/16/28		200	180,750
General Motors Co., 6.25%, 10/02/43		2,506	2,841,309
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	816,825
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		30	27,938

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Ken Garff Automotive LLC, 4.88%, 09/15/28(b) USD		82	$77,080
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		182	171,895
Lithia Motors, Inc., 3.88%, 06/01/29(b)		89	84,126
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		120	106,200
Penske Automotive Group, Inc.
3.50%, 09/01/25		29	28,782
3.75%, 06/15/29(b)		46	41,150
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)	EUR	100	103,877
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	USD	40	36,000
Wabash National Corp., 4.50%, 10/15/28(b)		149	134,100

			9,208,617

Banks — 1.6%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(d)	EUR	100	103,988
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(f)	USD	2,200	2,136,750
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(d)		288	268,524
(5 year CMT + 4.73%), 5.00%		400	390,700
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(b)(d)		281	263,086
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	239,428
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(d)(f)		518	518,000
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(d)(f)		250	248,125
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(d)		200	193,022
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	173,196
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)		3,151	3,175,715
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(d)(f)		252	235,935
NBK Tier 1 Ltd., 3.63%(a)(b)(f)		209	195,284
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	498,979
SVB Financial Group, Series D, (5 year CMT + 3.07%), 4.25%(a)(f)		1,275	1,179,375
Wells Fargo & Co.
3.90%, 05/01/45		2,250	2,249,531
(5 year CMT + 3.45%), 3.90%(a)(f)		245	234,845

			12,304,483

Beverages — 1.1%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(e)		4,600	5,115,866
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)		301	275,227
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		606	546,097
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(b)		442	408,574
Ball Corp.
5.25%, 07/01/25		12	12,714
2.88%, 08/15/30		25	22,414
3.13%, 09/15/31		254	227,000
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		23	25,954
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		431	429,288

Security		Par (000)	Value

Beverages (continued)
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	7	$6,720
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		205	204,155
8.50%, 08/15/27		738	734,310

			8,008,319

Biotechnology — 0.2%
Baxalta, Inc., 5.25%, 06/23/45		500	573,982
Cidron Aida Finco Sarl, 5.00%, 04/01/28(d)	EUR	100	103,591
Gilead Sciences, Inc., 4.80%, 04/01/44	USD	1,000	1,099,295

			1,776,868

Building Materials(b) — 0.2%
Cornerstone Building Brands, Inc., 6.13%, 01/15/29		321	297,904
CP Atlas Buyer, Inc., 7.00%, 12/01/28		220	187,581
Jeld-Wen, Inc. 6.25%, 05/15/25		98	100,976
4.63%, 12/15/25		37	35,612
4.88%, 12/15/27		11	10,533
Masonite International Corp.
Class C, 5.38%, 02/01/28		17	17,128
Class C, 3.50%, 02/15/30		145	130,319
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		55	52,876
9.75%, 07/15/28		26	26,228
SRM Escrow Issuer LLC, 6.00%, 11/01/28		330	325,466
Standard Industries, Inc. 4.75%, 01/15/28		54	51,637
4.38%, 07/15/30		373	341,651
3.38%, 01/15/31		11	9,625
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		117	115,537
Victors Merger Corp., 6.38%, 05/15/29		107	87,589

			1,790,662

Building Products — 0.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		248	248,355
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)		68	62,819
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		115	103,500
GYP Holdings III Corp., 4.63%, 05/01/29(b)		159	147,236
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,102,588
LBM Acquisition LLC, 6.25%, 01/15/29(b)		326	305,351
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	1,029,374
Patrick Industries, Inc., 4.75%, 05/01/29(b)		43	36,980
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		157	159,638
SRS Distribution, Inc.(b) 4.63%, 07/01/28		293	279,876
6.13%, 07/01/29		265	244,462
6.00%, 12/01/29		278	257,150
White Cap Buyer LLC, 6.88%, 10/15/28(b)		264	250,164
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(b)(g)		142	139,515

			5,367,008

Capital Markets — 2.4%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(e)(f)		5,195	4,665,733
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		129	121,260
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,529,546
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24		112	112,510

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued)
6.25%, 05/15/26	USD	57	$58,140
5.25%, 05/15/27		286	280,687
4.38%, 02/01/29		134	122,945
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		200	181,925
Kane Bidco Ltd., 6.50%, 02/15/27(d)	GBP	100	127,771
NFP Corp.(b)
4.88%, 08/15/28	USD	293	279,815
6.88%, 08/15/28		625	596,875
Northern Trust Corp., 3.95%, 10/30/25(e)		8,000	8,199,716
Raymond James Financial, Inc., 4.95%, 07/15/46		400	447,896

			17,724,819

Chemicals — 0.8%
Air Liquide Finance SA, 3.50%, 09/27/46(b)		360	361,518
Ashland LLC, 3.38%, 09/01/31(b)		221	195,033
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		498	437,842
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		219	239,531
Diamond (BC) B.V., 4.63%, 10/01/29(b)		204	183,090
Element Solutions, Inc., 3.88%, 09/01/28(b)		674	629,347
Equate Petrochemical BV, 2.63%, 04/28/28(b)		200	184,750
EverArc Escrow Sarl, 5.00%, 10/30/29(b)		372	339,915
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		101	102,263
HB Fuller Co., 4.25%, 10/15/28		66	61,789
Herens Holdco Sarl, 4.75%, 05/15/28(b)		200	179,346
Herens Midco Sarl, 5.25%, 05/15/29(d)	EUR	100	94,452
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	241	244,012
Ingevity Corp., 3.88%, 11/01/28(b)		57	51,518
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)		155	150,350
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		76	70,707
Lune Holdings Sarl, 5.63%, 11/15/28(d)	EUR	100	98,884
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	USD	114	108,585
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(d)	EUR	100	108,412
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	41	41,461
Sasol Financing USA LLC, 6.50%, 09/27/28		200	203,000
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(b)(e)		86	77,198
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)		200	184,000
Scotts Miracle-Gro Co.
4.00%, 04/01/31		161	140,390
4.38%, 02/01/32		18	15,941
Sherwin-Williams Co., 4.50%, 06/01/47		350	370,677
Valvoline, Inc., 3.63%, 06/15/31(b)		1	864
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		117	121,717
7.25%, 06/15/28		252	267,658
WR Grace Holdings LLC(b)
5.63%, 10/01/24		21	21,277
5.63%, 08/15/29		904	845,330

			6,130,857

Commercial Services & Supplies — 0.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	193,000
APX Group, Inc., 5.75%, 07/15/29(b)		181	165,132

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)	USD	71	$69,950
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	105,862
EC Finance PLC, 3.00%, 10/15/26(d)		100	108,421
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	50	49,625
5.50%, 05/01/28		194	176,375
Herc Holdings, Inc., 5.50%, 07/15/27(b)		133	134,862
Hertz Corp.(b)
4.63%, 12/01/26		85	79,375
5.00%, 12/01/29		136	123,080
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		145	136,452
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		146	143,445
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)		150	144,750
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		78	79,574
6.25%, 01/15/28		3	2,936
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		400	387,000
United Rentals North America, Inc., 5.25%, 01/15/30		40	41,250

			2,141,089

Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28(b)		275	271,197
Ciena Corp., 4.00%, 01/31/30(b)		71	68,338
CommScope Technologies LLC, 6.00%, 06/15/25(b)		59	55,880
CommScope, Inc.(b)
8.25%, 03/01/27		221	214,923
7.13%, 07/01/28		249	224,940
4.75%, 09/01/29		317	291,960
Nokia OYJ
4.38%, 06/12/27		31	31,445
6.63%, 05/15/39		88	104,830
ViaSat, Inc.(b)
5.63%, 09/15/25		129	125,990
6.50%, 07/15/28		35	33,600
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		228	213,960

			1,637,063

Construction & Engineering — 0.5%
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	4,041,505

Construction Materials(b) — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		75	72,052
3.88%, 11/15/29		32	29,840
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		74	69,723
H&E Equipment Services, Inc., 3.88%, 12/15/28		37	34,687
IAA, Inc., 5.50%, 06/15/27		12	12,030
Picasso Finance Sub, Inc., 6.13%, 06/15/25		175	177,844
Thor Industries, Inc., 4.00%, 10/15/29		114	100,080
Williams Scotsman International, Inc., 4.63%, 08/15/28		146	142,350
Winnebago Industries, Inc., 6.25%, 07/15/28		92	93,035

			731,641

Consumer Discretionary — 0.7%
APi Escrow Corp., 4.75%, 10/15/29(b)		68	63,155
APi Group DE, Inc., 4.13%, 07/15/29(b)		89	82,022
Carnival Corp.(b) 10.50%, 02/01/26		605	672,705

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Carnival Corp.(b) (continued) 5.75%, 03/01/27	USD	571	$544,543
9.88%, 08/01/27		258	285,172
4.00%, 08/01/28		805	748,650
6.00%, 05/01/29		423	398,610
CoreLogic, Inc., 4.50%, 05/01/28(b)		357	336,580
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		60	57,600
Life Time, Inc.(b)
5.75%, 01/15/26		174	173,824
8.00%, 04/15/26		118	117,812
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		119	119,297
NCL Corp. Ltd.(b) 5.88%, 03/15/26		167	158,677
7.75%, 02/15/29		74	74,514
NCL Finance Ltd., 6.13%, 03/15/28(b)		368	341,263
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28		208	209,498
5.88%, 10/01/30		125	125,312
Royal Caribbean Cruises Ltd.(b) 10.88%, 06/01/23		45	47,884
9.13%, 06/15/23		103	107,249
11.50%, 06/01/25		82	90,106
5.50%, 08/31/26		77	74,829
5.38%, 07/15/27		257	246,920
5.50%, 04/01/28		283	269,787
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	97,162
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD	124	113,181

			5,556,352

Consumer Finance — 0.6%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(f)		500	455,650
Block, Inc., 3.50%, 06/01/31(b)		494	452,010
Ford Motor Co., 0.00%, 03/15/26(h)(i)(j)		150	177,300
HealthEquity, Inc., 4.50%, 10/01/29(b)		273	258,667
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		165	158,171
Muthoot Finance Ltd. 6.13%, 10/31/22(b)		247	248,744
4.40%, 09/02/23(d)		400	399,000
Navient Corp. 7.25%, 09/25/23		28	29,085
6.13%, 03/25/24		51	51,893
5.88%, 10/25/24		39	39,785
5.50%, 03/15/29		184	171,350
OneMain Finance Corp. 7.13%, 03/15/26		49	52,376
3.50%, 01/15/27		206	190,550
6.63%, 01/15/28		141	147,697
5.38%, 11/15/29		59	57,323
4.00%, 09/15/30		91	80,308
Sabre Global, Inc.(b) 9.25%, 04/15/25		137	151,883
7.38%, 09/01/25		64	66,831
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		192	186,720

Security		Par (000)	Value

Consumer Finance (continued)
SLM Corp., 3.13%, 11/02/26	USD	117	$108,518
Verscend Escrow Corp., 9.75%, 08/15/26(b)		1,279	1,330,160

			4,814,021

Containers & Packaging — 0.2%
Graphic Packaging International LLC(b) 4.75%, 07/15/27		53	53,530
3.50%, 03/15/28		11	10,340
International Paper Co., 6.00%, 11/15/41		870	1,035,842
Intertape Polymer Group, Inc., 4.38%, 06/15/29(b)		91	93,730
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	173,250
LABL, Inc., 5.88%, 11/01/28(b)		176	165,000
Sealed Air Corp., 4.00%, 12/01/27(b)		49	47,775
Suzano Austria GmbH, 3.75%, 01/15/31		80	74,920

			1,654,387

Diversified Consumer Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) 6.63%, 07/15/26		748	756,849
9.75%, 07/15/27		200	206,724
6.00%, 06/01/29		939	828,353
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)		1,241	1,165,787
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28		275	262,287
4.88%, 07/01/29		387	364,093
Garda World Security Corp.(b) 4.63%, 02/15/27		175	167,729
9.50%, 11/01/27		107	109,675
Graham Holdings Co., 5.75%, 06/01/26(b)		27	27,727
Rekeep SpA, 7.25%, 02/01/26(d)	EUR	100	115,050
Service Corp. International, 4.00%, 05/15/31	USD	394	366,550
Sotheby’s, 7.38%, 10/15/27(b)		265	271,384

			4,642,208

Diversified Financial Services — 4.7%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		272	249,900
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	190,000
Bank of America Corp., 3.25%, 10/21/27(e)		4,000	3,981,270
Barclays PLC, 3.65%, 03/16/25(e)		4,320	4,327,998
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(f)		2,000	1,785,020
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		50	44,625
Central Garden & Pet Co. 4.13%, 10/15/30		173	156,132
4.13%, 04/30/31(b)		132	118,800
Citigroup, Inc.(a)(f)
(5 year CMT + 3.42%), 3.88%		3,160	2,978,300
Series W, (5 year CMT + 3.60%), 4.00%		105	100,800
Series Y, (5 year CMT + 3.00%), 4.15%		335	313,853
Clydesdale Acquisition Holdings, Inc.(b) 6.63%, 04/15/29		256	258,880
8.75%, 04/15/30		217	204,251
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(b)(f)		1,000	1,053,750
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(d)	GBP	100	130,380
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(g)	USD	217	197,073

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. 3.75%, 05/22/25	USD	8,965	$9,099,928
Series R, (5 year CMT + 3.22%), 4.95%(a)(f)		465	464,116
HSBC Holdings PLC 6.10%, 01/14/42		610	771,179
(5 year CMT + 3.25%), 4.70%(a)(f)		275	246,469
(5 year USD ICE Swap + 4.37%), 6.38%(a)(f)		1,750	1,810,672
Intercontinental Exchange, Inc., 4.00%, 10/15/23		470	479,086
Intrum AB, 3.00%, 09/15/27(d)	EUR	100	101,614
ION Trading Technologies Sarl, 5.75%, 05/15/28(b)	USD	200	192,750
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		220	210,646
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
4.25%, 02/01/27		78	74,752
4.75%, 06/15/29		93	87,711
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(f)		595	624,917
Manappuram Finance Ltd., 5.90%, 01/13/23(d)		400	399,500
Morgan Stanley 4.00%, 07/23/25		905	926,300
3.13%, 07/27/26		2,000	1,982,741
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		200	149,287
Shriram Transport Finance Co. Ltd.(d) 5.95%, 10/24/22		200	200,500
5.10%, 07/16/23		489	489,000
Spectrum Brands, Inc.(b) 5.00%, 10/01/29		79	74,317
5.50%, 07/15/30		104	99,840
3.88%, 03/15/31		15	13,233
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(b)(f)		200	180,500

			34,770,090

Diversified Telecommunication Services — 3.2%
AT&T, Inc. 6.10%, 07/15/40		830	1,004,163
6.38%, 03/01/41		520	673,117
5.15%, 03/15/42		2,400	2,697,006
4.75%, 05/15/46		2,710	2,943,284
3.65%, 06/01/51		350	318,491
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		206	189,808
Level 3 Financing, Inc.(b) 4.25%, 07/01/28		130	119,341
3.63%, 01/15/29		127	111,125
3.75%, 07/15/29		109	96,599
Lumen Technologies, Inc. 5.13%, 12/15/26(b)		300	285,750
4.00%, 02/15/27(b)		51	47,498
4.50%, 01/15/29(b)		240	206,399
5.38%, 06/15/29(b)		339	301,922
Series P, 7.60%, 09/15/39		31	29,772
Series U, 7.65%, 03/15/42		167	161,155
Series W, 6.75%, 12/01/23		74	76,839
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(g)		148	111,555
SoftBank Group Corp., 5.00%, 04/15/28(d)	EUR	100	105,059
Sprint Capital Corp. 6.88%, 11/15/28	USD	977	1,132,040
8.75%, 03/15/32		516	695,052

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Switch Ltd.(b)
3.75%, 09/15/28	USD	210	$203,646
4.13%, 06/15/29		430	423,013
Telecom Italia Capital SA
6.38%, 11/15/33		131	125,201
6.00%, 09/30/34		337	316,804
7.20%, 07/18/36		60	58,350
7.72%, 06/04/38		79	80,565
Telecom Italia SpA(d)
3.00%, 09/30/25	EUR	100	109,535
1.63%, 01/18/29		200	186,467
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	USD	95	85,500
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)		175	165,158
Verizon Communications, Inc., 6.55%, 09/15/43(e)		6,751	9,393,842
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		743	683,731
6.13%, 03/01/28		1,090	975,550

			24,113,337

Education — 0.1%
Grand Canyon University, 5.13%, 10/01/28		702	685,994

Electric Utilities — 3.5%
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	500,733
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	758,229
6.00%, 01/15/38		1,675	2,063,613
Duke Energy Florida LLC
6.35%, 09/15/37		2,775	3,549,842
6.40%, 06/15/38		770	1,001,886
E.ON International Finance BV, 6.65%, 04/30/38(b)		3,100	3,845,426
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		201	177,925
FirstEnergy Corp.
2.65%, 03/01/30		180	163,421
Series B, 2.25%, 09/01/30		14	12,390
Series C, 7.38%, 11/15/31		29	35,768
Series C, 3.40%, 03/01/50		543	457,364
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		313	341,233
4.55%, 04/01/49		109	104,138
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		3	3,023
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	3,761,481
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30(e)		1,150	1,095,976
PacifiCorp, 6.25%, 10/15/37		1,225	1,517,670
PG&E Corp., 5.25%, 07/01/30		116	112,508
Public Power Corp. SA, 3.88%, 03/30/26(d)	EUR	100	105,463
Southern California Edison Co., 5.63%, 02/01/36	USD	1,300	1,457,816
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(e)		3,920	4,792,525

			25,858,430

Electrical Equipment(b) — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		212	212,198
GrafTech Finance, Inc., 4.63%, 12/15/28		91	84,623

			296,821

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		181	174,227
4.13%, 04/15/29		24	23,100

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc., 4.38%, 11/15/57	USD	2,000	$2,021,225
Energizer Holdings, Inc.(b)
4.75%, 06/15/28		57	51,772
4.38%, 03/31/29		13	11,381
Imola Merger Corp., 4.75%, 05/15/29(b)		163	156,962
Vertiv Group Corp., 4.13%, 11/15/28(b)		447	407,939
Xerox Corp., 4.80%, 03/01/35		37	32,042

			2,878,648

Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		227	229,547
6.25%, 04/01/28		447	440,559
ChampionX Corp., 6.38%, 05/01/26		49	49,980
Halliburton Co., 5.00%, 11/15/45		500	542,139
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		204	205,836
6.88%, 09/01/27		295	296,133
Vallourec SA, 8.50%, 06/30/26(d)	EUR	17	19,237
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	9	9,303
8.63%, 04/30/30		140	142,149

			1,934,883

Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 5.13%, 07/15/29(b)		109	109,409
Covanta Holding Corp.
4.88%, 12/01/29(b)		131	125,066
5.00%, 09/01/30		108	102,330
GFL Environmental, Inc.(b)
4.25%, 06/01/25		98	97,383
3.75%, 08/01/25		18	17,671
5.13%, 12/15/26		103	103,875
4.00%, 08/01/28		272	250,240
3.50%, 09/01/28		131	122,989
4.75%, 06/15/29		177	168,371
4.38%, 08/15/29		68	62,815
Stericycle, Inc., 3.88%, 01/15/29(b)		92	85,560
Tervita Corp., 11.00%, 12/01/25(b)		77	87,213
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		342	323,217

			1,656,139

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50		550	542,575
American Tower Corp., 2.10%, 06/15/30(e)		1,700	1,482,586
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)		120	111,998
Crown Castle International Corp., 2.90%, 04/01/41		350	289,716
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		110	103,699
ERP Operating LP, 4.50%, 06/01/45		1,155	1,257,468
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		95	87,398
Healthpeak Properties, Inc., 4.00%, 06/01/25		2,000	2,033,088
Iron Mountain, Inc.(b)
5.25%, 07/15/30		134	131,320
5.63%, 07/15/32		179	176,365
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(d)		250	247,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/24		42	43,238

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc. (continued)
4.63%, 06/15/25(b)	USD	145	$146,088
4.50%, 09/01/26		198	198,990
5.75%, 02/01/27		16	16,900
4.50%, 01/15/28		205	206,538
3.88%, 02/15/29(b)		208	204,360
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		28	28,473
4.63%, 08/01/29		400	396,000
3.50%, 03/15/31		642	596,233
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		280	269,441
4.50%, 02/15/29(b)		4	3,760
RLJ Lodging Trust LP(b)
3.75%, 07/01/26		76	72,200
4.00%, 09/15/29		66	61,041
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,785,796
Trust Fibra Uno, 6.95%, 01/30/44(d)		200	211,850
Ventas Realty LP, 4.13%, 01/15/26		870	889,840

			11,594,461

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		94	88,832
7.50%, 03/15/26		65	68,656
4.63%, 01/15/27		104	100,538
5.88%, 02/15/28		219	218,259
4.88%, 02/15/30		95	92,506
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	121,205
Cydsa SAB de CV, 6.25%, 10/04/27(b)	USD	319	304,645
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24(d)		200	179,537
Kraft Heinz Foods Co.
6.50%, 02/09/40		110	131,175
4.88%, 10/01/49		266	280,266
5.50%, 06/01/50		565	641,574
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		53	53,000
4.13%, 01/31/30		112	104,590
4.38%, 01/31/32		108	100,896
Ocado Group PLC, 3.88%, 10/08/26(d)	GBP	100	116,910
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	212	193,185
Post Holdings, Inc.(b)
5.50%, 12/15/29		22	21,168
4.63%, 04/15/30		47	42,321
4.50%, 09/15/31		28	24,808
U.S. Foods, Inc., 4.75%, 02/15/29(b)		187	178,351

			3,062,422

Food Products — 0.3%
Aramark Services, Inc., 5.00%, 04/01/25(b)		46	46,088
BRF SA, 4.88%, 01/24/30(d)		200	190,025
Chobani LLC/Chobani Finance Corp, Inc., 7.50%, 04/15/25(b)		501	484,367
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)		162	149,445
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(f)		200	202,500

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(b)	USD	296	$274,758
Pilgrim’s Pride Corp.(b) 4.25%, 04/15/31		17	15,725
3.50%, 03/01/32		377	329,115
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/29(b)		177	165,938

			1,857,961

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		62	58,125

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.(b) 4.63%, 07/15/28		308	304,612
3.88%, 11/01/29		178	167,320
Embecta Corp.(b) 5.00%, 02/15/30		67	63,195
6.75%, 02/15/30		104	104,260
Hologic, Inc., 3.25%, 02/15/29(b)		15	14,006
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(b)
7.38%, 06/01/25		240	247,200
7.25%, 02/01/28		761	783,830
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,220,144

			2,904,567

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(b) 5.50%, 07/01/28		66	66,330
5.00%, 04/15/29		91	89,839
AdaptHealth LLC(b) 6.13%, 08/01/28		49	48,632
5.13%, 03/01/30		34	31,578
Aetna, Inc., 4.50%, 05/15/42		575	598,533
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		219	203,670
Anthem, Inc. 2.75%, 10/15/42(h)		86	600,134
4.38%, 12/01/47		1,000	1,070,832
3.60%, 03/15/51		600	573,616
Cano Health LLC, 6.25%, 10/01/28(b)		85	81,600
Centene Corp. 4.25%, 12/15/27		66	66,247
2.45%, 07/15/28		417	381,013
4.63%, 12/15/29		666	671,388
3.00%, 10/15/30		498	457,398
2.50%, 03/01/31		807	712,202
2.63%, 08/01/31		330	293,700
CHS/Community Health Systems, Inc.(b) 8.00%, 03/15/26		931	969,562
5.63%, 03/15/27		419	426,724
6.00%, 01/15/29		332	335,468
6.13%, 04/01/30		203	188,885
DaVita, Inc., 4.63%, 06/01/30(b)		7	6,537
Encompass Health Corp. 4.50%, 02/01/28		31	30,380
4.75%, 02/01/30		260	249,600
4.63%, 04/01/31		141	131,982
HCA, Inc. 5.63%, 09/01/28		209	225,981
5.88%, 02/01/29		126	137,743

Security		Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued) 3.50%, 09/01/30	USD	496	$479,168
5.50%, 06/15/47		1,090	1,229,955
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25		130	134,320
4.38%, 02/15/27		65	62,796
LifePoint Health, Inc., 5.38%, 01/15/29(b)		253	239,055
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)		65	60,594
ModivCare, Inc., 5.88%, 11/15/25(b)		48	48,465
Molina Healthcare, Inc.(b) 4.38%, 06/15/28		123	121,723
3.88%, 11/15/30		152	145,920
3.88%, 05/15/32		134	127,427
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(b)		907	843,211
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	731,077
Owens & Minor, Inc., 6.63%, 04/01/30(b)		96	98,785
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		195	199,873
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		68	71,131
Surgery Center Holdings, Inc.(b) 6.75%, 07/01/25		378	376,582
10.00%, 04/15/27		475	498,750
Tenet Healthcare Corp.(b) 4.63%, 09/01/24		98	98,671
4.88%, 01/01/26		311	313,721
6.25%, 02/01/27		13	13,346
5.13%, 11/01/27		350	351,647
4.63%, 06/15/28		55	53,969
6.13%, 10/01/28		122	123,982
4.25%, 06/01/29		84	80,535

			15,154,277

Health Care Technology — 0.3%
Catalent Pharma Solutions, Inc.(b) 3.13%, 02/15/29		98	89,074
3.50%, 04/01/30		266	242,725
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)		518	518,000
Charles River Laboratories International, Inc.(b) 4.25%, 05/01/28		67	65,492
3.75%, 03/15/29		23	21,693
4.00%, 03/15/31		66	61,958
Chrome Bidco SASU, 3.50%, 05/31/28(d)	EUR	100	105,691
IQVIA, Inc.(b) 5.00%, 10/15/26	USD	280	284,900
5.00%, 05/15/27		266	268,938
Minerva Merger Sub, Inc., 6.50%, 02/15/30(b)		371	359,916
Syneos Health, Inc., 3.63%, 01/15/29(b)		243	224,471

			2,242,858

Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC/New Red Finance, Inc.(b) 3.88%, 01/15/28		289	273,838
4.38%, 01/15/28		138	132,480
4.00%, 10/15/30		26	23,453
Accor SA, (5 year EUR Swap + 4.56%), 4.38%(a)(d)(f)	EUR	100	111,045
Affinity Gaming, 6.88%, 12/15/27(b)	USD	23	22,368
Airbnb, Inc., 0.00%, 03/15/26(b)(h)(i)(j)		383	370,243
Boyd Gaming Corp. 8.63%, 06/01/25(b)		32	33,612
4.75%, 12/01/27		121	120,395
4.75%, 06/15/31(b)		219	211,061

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 4.75%, 05/15/29(b)	USD	200	$192,000
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		652	673,151
8.13%, 07/01/27		665	712,518
4.63%, 10/15/29		417	389,895
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		80	81,647
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		378	381,780
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		355	364,555
Champion Path Holdings Ltd.(d)
4.50%, 01/27/26		200	170,000
4.85%, 01/27/28		400	318,325
Churchill Downs, Inc., 4.75%, 01/15/28(b)		146	141,620
Corvias Campus Living, 5.30%, 07/01/50(c)		5,620	3,594,384
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		153	144,967
6.75%, 01/15/30		387	356,028
Food Service Project SA, 5.50%, 01/21/27(d)	EUR	100	108,286
Fortune Star BVI Ltd.(d)
5.95%, 01/29/23	USD	200	193,750
6.75%, 07/02/23		250	243,875
5.00%, 05/18/26		200	167,000
5.05%, 01/27/27		200	167,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		39	39,854
4.88%, 01/15/30		215	214,515
4.00%, 05/01/31(b)		184	173,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		44	44,297
McDonald’s Corp., 3.70%, 02/15/42		1,750	1,686,681
Melco Resorts Finance Ltd., 5.25%, 04/26/26(d)		250	225,000
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	197,450
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		450	411,272
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		159	146,576
Penn National Gaming, Inc., 4.13%, 07/01/29(b)		50	44,760
Powdr Corp., 6.00%, 08/01/25(b)		240	245,400
Premier Entertainment Sub LLC/Premier Entertainment
Finance Corp.(b)
5.63%, 09/01/29		63	54,145
5.88%, 09/01/31		79	67,438
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		121	116,221
Scientific Games International, Inc.
8.63%, 07/01/25(b)		136	142,970
3.38%, 02/15/26(d)	EUR	100	112,037
8.25%, 03/15/26(b)	USD	203	211,374
7.00%, 05/15/28(b)		100	103,650
7.25%, 11/15/29(b)		96	100,560
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		298	311,037
Station Casinos LLC, 4.63%, 12/01/31(b)		187	171,049
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25(d)	GBP	100	133,664
Studio City Finance Ltd., 6.00%, 07/15/25(d)	USD	300	271,500
Vail Resorts, Inc., 6.25%, 05/15/25(b)		105	108,452
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		104	100,100

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	USD	125	$120,937
Wynn Macau Ltd.(d)
4.88%, 10/01/24		200	182,000
5.50%, 01/15/26		317	283,715
5.50%, 10/01/27		200	170,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		163	169,139
5.13%, 10/01/29		393	369,911
Yum! Brands, Inc.
4.75%, 01/15/30(b)		2	1,961
3.63%, 03/15/31		62	56,534
5.35%, 11/01/43		44	42,790

			16,529,915

Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		68	59,964
4.63%, 04/01/30		98	85,375
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		141	128,029
4.88%, 02/15/30		178	159,188
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		173	177,758
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		215	228,996
Forestar Group, Inc., 3.85%, 05/15/26(b)		70	65,275
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		206	212,695
Mattamy Group Corp., 4.63%, 03/01/30(b)		135	126,807
Meritage Homes Corp., 5.13%, 06/06/27		35	35,348
NCR Corp.(b)
5.00%, 10/01/28		73	69,898
5.13%, 04/15/29		91	87,482
6.13%, 09/01/29		57	57,143
Newell Brands, Inc., 5.75%, 04/01/46		75	78,375
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		187	161,605
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		119	123,760
5.13%, 08/01/30		37	36,168
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		183	166,223
3.88%, 10/15/31		186	159,495
Toll Brothers Finance Corp., 4.35%, 02/15/28		8	8,037
Tri Pointe Homes, Inc., 5.25%, 06/01/27		28	27,802

			2,255,423

Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27(b)		80	79,200

Independent Power and Renewable Electricity Producers — 0.5%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ, 6.25%, 12/10/24(d)		200	204,037
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(d)		200	204,412
Calpine Corp.(b)
4.50%, 02/15/28		35	34,142
5.13%, 03/15/28		611	582,026
4.63%, 02/01/29		46	42,320
5.00%, 02/01/31		22	20,020
3.75%, 03/01/31		4	3,581
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		84	84,364
3.75%, 01/15/32		177	162,840

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)	USD	197	$188,374
Greenko Dutch BV, 3.85%, 03/29/26(d)		388	366,175
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	201,500
India Green Energy Holdings
5.38%, 04/29/24(b)		250	251,900
5.38%, 04/29/24(d)		250	251,900
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		200	202,000
NRG Energy, Inc.(b)
5.25%, 06/15/29		47	45,930
3.63%, 02/15/31		183	160,965
3.88%, 02/15/32		164	144,320
ReNew Power Pvt Ltd., 5.88%, 03/05/27(d)		306	299,360
ReNew Power Synthetic, 6.67%, 03/12/24(d)		200	203,038
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)		121	118,011

			3,771,215

Industrial Conglomerates — 0.0%
Metalloinvest Finance DAC, 3.38%, 10/22/28(b)		216	43,200

Insurance — 3.3%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		140	129,448
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		749	720,441
6.75%, 10/15/27		1,126	1,112,420
5.88%, 11/01/29		855	821,869
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,524,536
Allstate Corp.(a)
(3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67		1,750	2,106,878
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53		2,000	1,990,000
AmWINS Group, Inc., 4.88%, 06/30/29(b)		164	157,443
Aon Global Ltd.
3.88%, 12/15/25		1,445	1,475,381
4.60%, 06/14/44		500	524,457
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(d)(f)		333	341,458
BroadStreet Partners, Inc., 5.88%, 04/15/29(b)		33	30,773
Five Corners Funding Trust, 4.42%, 11/15/23(b)		2,050	2,095,185
Galaxy Bidco Ltd., 6.50%, 07/31/26(d)	GBP	100	129,066
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	161	162,876
HUB International Ltd.(b)
7.00%, 05/01/26		415	419,795
5.63%, 12/01/29		35	33,425
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	2,570,279
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)		720	709,052
Prudential Financial, Inc.
5.90%, 03/17/36		500	598,632
5.70%, 12/14/36		1,625	1,935,186
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		92	86,940
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	739,544
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(e)		4,500	4,522,590

			24,937,674

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		73	68,099

Security		Par (000)	Value

Interactive Media & Services (continued)
Cablevision Lightpath LLC(b)
3.88%, 09/15/27	USD	220	$205,700
5.63%, 09/15/28		400	365,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27		205	194,647
6.00%, 02/15/28		147	129,037
Twitter, Inc.(b)
3.88%, 12/15/27		206	200,077
5.00%, 03/01/30		181	180,095
United Group BV, 5.25%, 02/01/30(d)	EUR	100	103,310

			1,445,965

Internet Software & Services — 0.4%
ANGI Group LLC, 3.88%, 08/15/28(b)	USD	174	147,402
Booking Holdings, Inc., 0.75%, 05/01/25(h)		256	369,408
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		27	27,123
3.50%, 03/01/29		84	77,236
Match Group Holdings II LLC(b)
4.13%, 08/01/30		20	18,741
3.63%, 10/01/31		73	65,294
Uber Technologies, Inc.
0.00%, 12/15/25(h)(i)(j)		1,068	955,860
8.00%, 11/01/26(b)		132	140,276
7.50%, 09/15/27(b)		412	439,299
6.25%, 01/15/28(b)		133	137,514
4.50%, 08/15/29(b)		316	296,250
Zillow Group, Inc., 1.38%, 09/01/26(h)		37	48,956

			2,723,359

IT Services — 0.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		74	66,113
Booz Allen Hamilton, Inc.(b)
3.88%, 09/01/28		190	183,405
4.00%, 07/01/29		255	248,992
CA Magnum Holdings, 5.38%, 10/31/26(b)		258	251,550
Camelot Finance SA, 4.50%, 11/01/26(b)		81	78,772
Castle U.S. Holding Corp., 9.50%, 02/15/28(b)		107	106,221
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		319	299,860
Fair Isaac Corp., 4.00%, 06/15/28(b)		240	232,349
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,035,484
Fiserv, Inc., 4.40%, 07/01/49		500	516,274
Gartner, Inc.(b)
4.50%, 07/01/28		199	198,253
3.63%, 06/15/29		137	128,437
3.75%, 10/01/30		99	92,936
International Business Machines Corp., 1.95%, 05/15/30(e)		2,000	1,819,701
KBR, Inc., 4.75%, 09/30/28(b)		124	120,893
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)(e)		42	36,441
Science Applications International Corp., 4.88%, 04/01/28(b)		63	62,076
Shift4 Payments, Inc., 0.00%, 12/15/25(h)(i)(j)		236	247,092
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		168	169,470

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Twilio, Inc., 3.88%, 03/15/31	USD	239	$222,155
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		263	240,389

			6,356,863

Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27(b)		77	80,550
3.75%, 04/01/29(b)		69	66,393
6.20%, 10/01/40		223	256,522
5.45%, 11/01/41		149	158,611

			562,076

Machinery — 0.3%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		71	66,740
Colfax Corp., 6.38%, 02/15/26(b)		79	81,492
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(g)		241	250,640
Madison IAQ LLC(b)
4.13%, 06/30/28		36	33,179
5.88%, 06/30/29		243	218,092
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		94	89,040
OT Merger Corp., 7.88%, 10/15/29(b)		78	67,470
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(d)	EUR	100	109,242
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)	USD	90	92,946
Terex Corp., 5.00%, 05/15/29(b)		205	196,486
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		491	487,894
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)		200	198,250
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	100	109,131
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)	USD	266	263,082

			2,263,684

Media — 6.0%
Altice Financing SA
3.00%, 01/15/28(d)	EUR	100	97,361
5.00%, 01/15/28(b)	USD	239	214,228
5.75%, 08/15/29(b)		730	663,632
Altice France Holding SA(b)
10.50%, 05/15/27		1,288	1,347,898
6.00%, 02/15/28		257	221,663
AMC Entertainment Holdings, Inc.(b)
7.50%, 02/15/29		156	151,594
(10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(g)		251	224,924
AMC Networks, Inc.
5.00%, 04/01/24		2	1,995
4.75%, 08/01/25		135	134,521
4.25%, 02/15/29		83	77,455
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 03/17/51		335	319,320
Block Communications, Inc., 4.88%, 03/01/28(b)		87	83,955
Cable One, Inc.
1.13%, 03/15/28(h)		694	620,436
4.00%, 11/15/30(b)		50	46,111
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(b)		189	187,016
5.38%, 06/01/29(b)		49	49,000
4.75%, 03/01/30(b)		180	172,843
4.50%, 08/15/30(b)		340	319,019
4.25%, 02/01/31(b)		459	416,542

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.75%, 02/01/32(b)	USD	163	$151,792
4.50%, 05/01/32		180	164,646
4.50%, 06/01/33(b)		199	178,603
4.25%, 01/15/34(b)		625	542,809
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25(e)		4,700	4,873,952
5.38%, 05/01/47		1,100	1,126,280
4.80%, 03/01/50		1,000	949,909
Clear Channel International BV, 6.63%, 08/01/25(b)		256	260,480
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28		450	452,353
7.50%, 06/01/29		639	637,629
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		607	600,438
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	2,720,642
Comcast Corp.
6.45%, 03/15/37		790	1,030,347
4.60%, 08/15/45		2,000	2,195,259
4.70%, 10/15/48		3,000	3,382,925
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		1,493	1,518,963
CSC Holdings LLC
5.25%, 06/01/24		166	166,210
5.75%, 01/15/30(b)		443	394,270
4.13%, 12/01/30(b)		200	175,373
4.63%, 12/01/30(b)		254	212,418
4.50%, 11/15/31(b)		316	283,221
5.00%, 11/15/31(b)		200	167,572
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)		299	294,141
Discovery Communications LLC
3.25%, 04/01/23		1,850	1,851,465
3.45%, 03/15/25		210	207,978
DISH DBS Corp.
7.75%, 07/01/26		343	340,770
5.25%, 12/01/26(b)		830	790,575
5.75%, 12/01/28(b)		640	605,600
5.13%, 06/01/29		101	86,011
DISH Network Corp., 3.38%, 08/15/26(h)		209	187,996
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		272	270,178
5.00%, 05/01/28		671	644,160
6.75%, 05/01/29		249	239,040
6.00%, 01/15/30		299	276,575
GCI LLC, 4.75%, 10/15/28(b)		61	59,552
iHeartCommunications, Inc.
6.38%, 05/01/26		91	93,880
8.38%, 05/01/27		24	24,470
5.25%, 08/15/27(b)		66	65,258
4.75%, 01/15/28(b)		50	47,750
Iliad Holding SASU(b)
6.50%, 10/15/26		329	329,888
7.00%, 10/15/28		402	402,595
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	103,575
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29(b)	USD	449	428,658

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Liberty Broadband Corp.(b)(h)
1.25%, 09/30/50	USD	279	$267,143
2.75%, 09/30/50		537	529,629
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)		257	178,875
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		382	368,152
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	189,500
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		21	21,084
6.50%, 05/15/27		400	426,008
4.75%, 10/15/27		106	103,350
3.75%, 01/15/28		52	48,874
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	106,477
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	108	108,450
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(f)		648	644,274
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		103	100,691
4.25%, 01/15/29		80	74,420
4.63%, 03/15/30		10	9,413
Paramount Global, 5.85%, 09/01/43		645	743,151
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		321	309,765
6.50%, 09/15/28		1,089	1,029,786
Sable International Finance Ltd.
5.75%, 09/07/27(b)		200	201,390
5.75%, 09/07/27(d)		200	201,390
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)		11	10,222
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		133	118,592
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		331	312,952
4.00%, 07/15/28		131	124,450
4.13%, 07/01/30		91	85,191
3.88%, 09/01/31		314	285,740
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	65,093
Summer BC Holdco B Sarl, 5.75%, 10/31/26(d)	EUR	100	112,049
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	711,463
Tele Columbus AG, 3.88%, 05/02/25(d)	EUR	100	102,496
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)	USD	563	572,852
Univision Communications, Inc., 5.13%, 02/15/25(b)		52	52,044
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		303	284,478
UPCB Finance VII Ltd., 3.63%, 06/15/29(d)	EUR	100	108,159
Videotron Ltd., 3.63%, 06/15/29(b)	USD	178	165,040
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		307	294,720
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		200	182,000
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	101,554
Walt Disney Co., 7.63%, 11/30/28	USD	385	477,758
WMG Acquisition Corp., 3.88%, 07/15/30(b)		37	35,243
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		150	150,938

			44,900,575

Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd.(d)
5.95%, 07/31/24		450	468,562
5.45%, 01/24/28		200	206,000
Allegheny Technologies, Inc.
4.88%, 10/01/29		68	64,443

Security		Par (000)	Value

Metals & Mining (continued)
Allegheny Technologies, Inc. (continued)
5.13%, 10/01/31	USD	77	$72,205
Arconic Corp.(b)
6.00%, 05/15/25		87	89,001
6.13%, 02/15/28		233	233,784
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		668	700,879
Carpenter Technology Corp., 7.63%, 03/15/30		104	106,487
Commercial Metals Co.
4.13%, 01/15/30		48	44,820
4.38%, 03/15/32		51	47,366
Constellium SE(b)
5.63%, 06/15/28		250	251,052
3.75%, 04/15/29		341	306,047
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		200	203,600
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	202,500
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		119	111,784
4.50%, 06/01/31		71	64,013
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24(b)		200	143,788
New Gold, Inc.(b)
6.38%, 05/15/25		13	12,968
7.50%, 07/15/27		470	487,625
Nexa Resources SA, 5.38%, 05/04/27(b)		299	303,485
Novelis Corp.(b)
3.25%, 11/15/26		304	290,405
4.75%, 01/30/30		359	348,541
3.88%, 08/15/31		326	298,179
Periama Holdings LLC, 5.95%, 04/19/26(d)		400	405,800
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	457,347
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		82	76,465
thyssenkrupp AG, 2.88%, 02/22/24(d)	EUR	51	56,261
U.S. Steel Corp., 6.88%, 03/01/29.	USD	331	344,240
Vedanta Resources Finance II PLC(d)
13.88%, 01/21/24		400	418,500
8.95%, 03/11/25		200	194,000

			7,010,147

Multiline Retail — 0.1%
Bath & Body Works, Inc.
6.88%, 11/01/35		215	221,450
6.75%, 07/01/36		49	49,901
7.60%, 07/15/37		42	43,575
Macy’s Retail Holdings LLC(b)
5.88%, 03/15/30		33	32,555
6.13%, 03/15/32		33	32,587
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		252	258,804

			638,872

Multi-Utilities — 0.2%
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	1,161,022

Offshore Drilling & Other Services — 0.1%
Entegris, Inc., 4.38%, 04/15/28(b)		49	47,408
KLA Corp., 3.30%, 03/01/50		500	470,960

			518,368

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 7.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	USD	483	$501,209
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		153	155,814
5.75%, 01/15/28		39	39,829
5.38%, 06/15/29		140	139,857
Antero Resources Corp.(b)
7.63%, 02/01/29		169	182,677
5.38%, 03/01/30		30	30,638
Apache Corp.
4.25%, 01/15/30		153	154,226
5.10%, 09/01/40		287	289,152
5.25%, 02/01/42		25	24,875
5.35%, 07/01/49		86	82,775
Arcosa, Inc., 4.38%, 04/15/29(b)		238	225,802
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		570	780,900
5.88%, 06/30/29		72	71,142
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(d)(i)(j)		144	104,190
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		123	114,400
Buckeye Partners LP
4.13%, 03/01/25(b)		179	176,528
5.85%, 11/15/43		94	80,129
5.60%, 10/15/44		119	99,757
Burlington Resources LLC, 5.95%, 10/15/36		685	831,124
Callon Petroleum Co.
6.13%, 10/01/24		85	84,575
9.00%, 04/01/25(b)		687	728,220
6.38%, 07/01/26		29	28,837
8.00%, 08/01/28(b)(e)		418	440,643
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)	EUR	100	95,313
Cenovus Energy, Inc.
4.25%, 04/15/27	USD	400	412,747
5.40%, 06/15/47		76	85,572
Centennial Resource Production LLC
6.88%, 04/01/27(b)		31	31,158
3.25%, 04/01/28(h)		322	487,571
Cheniere Energy Partners LP
4.50%, 10/01/29		371	372,855
4.00%, 03/01/31		337	326,684
3.25%, 01/31/32(b)		484	440,096
Cheniere Energy, Inc., 4.63%, 10/15/28		976	979,270
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		28	28,910
6.75%, 04/15/29		350	370,697
Citgo Holding, Inc., 9.25%, 08/01/24(b)		298	300,980
Civitas Resources, Inc., 5.00%, 10/15/26(b)		60	59,477
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		63	58,998
CNX Resources Corp.
2.25%, 05/01/26(h)		337	583,515
6.00%, 01/15/29(b)		60	60,600
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		181	192,948
5.88%, 07/01/29		238	245,366
Comstock Resources, Inc.(b)
7.50%, 05/15/25		102	103,530
6.75%, 03/01/29		441	454,927
5.88%, 01/15/30		296	291,649

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 6.50%, 02/01/39	USD	600	$802,283
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		750	736,800
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)		457	459,130
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		26	25,762
6.00%, 02/01/29		19	18,929
8.00%, 04/01/29		59	62,975
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		557	567,714
DCP Midstream Operating LP
6.45%, 11/03/36(b)		148	170,533
6.75%, 09/15/37(b)		185	216,912
5.60%, 04/01/44		2	2,102
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,082,250
4.75%, 05/15/42		300	317,015
DT Midstream, Inc.(b)
4.13%, 06/15/29		276	264,630
4.38%, 06/15/31		366	350,445
Dycom Industries, Inc., 4.50%, 04/15/29(b)		69	65,033
Ecopetrol SA, 4.63%, 11/02/31		130	117,650
eG Global Finance PLC
6.75%, 02/07/25(b)		441	439,897
6.25%, 10/30/25(d)	EUR	142	156,441
8.50%, 10/30/25(b)	USD	200	204,750
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,935	2,003,076
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		950	983,250
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		128	132,800
5.75%, 01/30/28		239	247,066
Energy Transfer LP
4.05%, 03/15/25		500	507,087
4.75%, 01/15/26		1,250	1,298,999
3.90%, 07/15/26		310	311,664
5.30%, 04/15/47		540	554,924
Series H, (5 year CMT + 5.69%), 6.50%(a)(f)		433	425,552
EnLink Midstream LLC
5.63%, 01/15/28(b)		134	136,680
5.38%, 06/01/29		95	94,763
EnLink Midstream Partners LP
4.40%, 04/01/24		144	145,880
4.15%, 06/01/25		10	9,965
4.85%, 07/15/26		67	67,000
5.60%, 04/01/44		155	133,688
5.05%, 04/01/45		22	17,765
5.45%, 06/01/47		42	35,385
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,687,681
EOG Resources, Inc., 5.10%, 01/15/36		200	223,255
EQM Midstream Partners LP
6.00%, 07/01/25(b)		176	179,528
4.13%, 12/01/26		68	65,282
6.50%, 07/01/27(b)		245	255,912
4.50%, 01/15/29(b)		89	83,215
4.75%, 01/15/31(b)		544	508,640
EQT Corp., 1.75%, 05/01/26(h)		288	682,560
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		29	28,603
7.75%, 02/01/28		75	75,398

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	200	$182,538
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)		130	144,950
Gulfport Energy Corp., 8.00%, 05/17/26		25	25,717
Harvest Midstream I LP, 7.50%, 09/01/28(b)		40	40,855
Hess Corp., 4.30%, 04/01/27		1,100	1,128,691
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		162	152,863
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(b)		22	22,110
Hilong Holding Ltd., 9.75%, 11/18/24(d)		207	128,340
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	193,500
HTA Group Ltd., 7.00%, 12/18/25(b)		200	197,625
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	186,500
Impulsora Pipeline, 6.05%, 12/31/42(c)		1,658	1,455,369
ITT Holdings LLC, 6.50%, 08/01/29(b)		232	214,303
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,484,172
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(d)		131	132,348
Marathon Petroleum Corp., 6.50%, 03/01/41		1,150	1,416,972
Matador Resources Co., 5.88%, 09/15/26		830	845,189
Medco Bell Pte. Ltd., 6.38%, 01/30/27(d)		250	242,500
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	290,880
MEG Energy Corp., 6.50%, 01/15/25(b)		215	218,494
MPLX LP, 4.25%, 12/01/27		250	258,191
Murphy Oil Corp.
5.75%, 08/15/25		42	42,800
5.88%, 12/01/27		40	40,700
6.38%, 12/01/42		18	17,252
Murphy Oil USA, Inc., 4.75%, 09/15/29		95	94,199
Nabors Industries Ltd.(b)
7.25%, 01/15/26		37	37,000
7.50%, 01/15/28		94	91,650
Nabors Industries, Inc., 7.38%, 05/15/27(b)		166	172,433
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		462	464,730
6.50%, 09/30/26		663	656,881
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		115	113,124
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		138	173,194
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)		495	515,701
NuStar Logistics LP
6.00%, 06/01/26		99	100,113
6.38%, 10/01/30		17	17,230
Occidental Petroleum Corp.
6.95%, 07/01/24		43	46,171
5.50%, 12/01/25		66	69,452
5.55%, 03/15/26		24	25,440
8.88%, 07/15/30		57	73,103
6.63%, 09/01/30		358	410,805
6.20%, 03/15/40		637	707,070
4.50%, 07/15/44		44	42,048
6.60%, 03/15/46		25	29,375
4.40%, 04/15/46		25	23,750
4.40%, 08/15/49		25	23,500
Oil and Gas Holding Co., 7.63%, 11/07/24(d)		200	210,500
OQ SAOC, 5.13%, 05/06/28(b)		200	197,412
PDC Energy, Inc.
6.13%, 09/15/24		58	58,710
5.75%, 05/15/26		164	166,253

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Pertamina Persero PT, 3.65%, 07/30/29(d)	USD	239	$236,586
Petroleos Mexicanos
6.50%, 03/13/27		255	257,996
5.95%, 01/28/31		219	201,907
6.70%, 02/16/32		130	123,500
6.38%, 01/23/45		119	94,580
6.75%, 09/21/47		235	188,693
7.69%, 01/23/50		214	186,180
Pioneer Natural Resources Co., 0.25%, 05/15/25(h)		191	453,529
Puma International Financing SA, 5.13%, 10/06/24(b)		200	190,000
Range Resources Corp.
5.88%, 07/01/22		30	30,000
5.00%, 08/15/22		170	170,000
5.00%, 03/15/23		122	122,854
4.88%, 05/15/25		10	10,122
4.75%, 02/15/30(b)		75	74,489
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		230	230,213
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,891,882
SM Energy Co.
10.00%, 01/15/25(b)		607	662,638
5.63%, 06/01/25		38	37,953
6.75%, 09/15/26		67	68,894
6.63%, 01/15/27		22	22,554
6.50%, 07/15/28		88	90,810
Southwestern Energy Co.
5.38%, 02/01/29		308	311,850
4.75%, 02/01/32		109	108,864
Stoneway Capital Corp., 10.00%, 03/01/27(b)(k)(l)		469	130,335
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,260,556
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		38	38,713
5.88%, 03/15/28		4	4,040
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		29	28,889
6.00%, 12/31/30		20	19,407
6.00%, 09/01/31		71	68,355
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		503	520,665
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	533,526
Transocean, Inc., 11.50%, 01/30/27(b)		81	83,633
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		545	529,811
4.13%, 08/15/31		476	467,027
3.88%, 11/01/33		939	897,919
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		200	198,000
Western Midstream Operating LP
4.75%, 08/15/28		25	25,803
4.55%, 02/01/30		54	53,730
5.45%, 04/01/44		229	232,151
5.30%, 03/01/48		79	78,210
5.50%, 08/15/48		69	68,138
5.75%, 02/01/50		678	661,050
Williams Cos., Inc.
3.90%, 01/15/25		1,150	1,166,204
4.00%, 09/15/25		750	763,083

			55,485,073

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Personal Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	USD	101	$94,245

Pharmaceuticals — 2.4%
AbbVie, Inc.
3.80%, 03/15/25		3,250	3,310,393
3.60%, 05/14/25		870	881,423
3.20%, 05/14/26		500	501,344
4.55%, 03/15/35		2,140	2,297,302
4.45%, 05/14/46		2,095	2,226,113
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		482	480,684
Bausch Health Cos., Inc.(b)
9.00%, 12/15/25(m)		80	82,886
6.13%, 02/01/27		91	91,577
7.00%, 01/15/28		5	4,476
4.88%, 06/01/28		42	40,215
5.00%, 02/15/29		115	89,586
6.25%, 02/15/29		230	188,600
7.25%, 05/30/29		159	135,616
5.25%, 02/15/31		15	11,675
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	EUR	100	107,583
CVS Health Corp.
5.13%, 07/20/45	USD	700	790,167
5.05%, 03/25/48		1,821	2,062,266
Elanco Animal Health, Inc., 6.40%, 08/28/28		6	6,435
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)(e)		466	408,915
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.13%, 04/01/29(b)		326	297,475
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	107,583
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	200	193,750
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(d)	EUR	100	105,923
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	90	84,375
Organon and Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28		598	569,718
5.13%, 04/30/31		387	373,455
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)		164	150,880
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		538	502,035
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		400	380,624
Prestige Brands, Inc., 3.75%, 04/01/31(b)		101	90,143
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25	EUR	100	115,589
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	209,140
Utah Acquisition Sub, Inc., 3.95%, 06/15/26		750	744,251

			17,642,197

Real Estate Management & Development — 1.3%
Adler Group SA, 2.75%, 11/13/26(d)	EUR	100	92,283
Agile Group Holdings Ltd., 6.05%, 10/13/25(d)	USD	450	144,000
China Aoyuan Group Ltd.(d)(k)(l)
5.98%, 08/18/25		489	78,240
6.20%, 03/24/26		450	72,000
China Evergrande Group(k)(l)
8.25%, 03/23/22		400	52,000
9.50%, 04/11/22(d)		400	50,000
11.50%, 01/22/23(d)		450	56,250
12.00%, 01/22/24(d)		250	31,250
China SCE Group Holdings Ltd.(d)
7.38%, 04/09/24		200	110,538

Security		Par (000)	Value

Real Estate Management & Development (continued)
China SCE Group Holdings Ltd.(d) (continued)
5.95%, 09/29/24	USD	288	$181,440
7.00%, 05/02/25		230	119,931
CIFI Holdings Group Co. Ltd.(d)
6.45%, 11/07/24		200	176,000
5.95%, 10/20/25		500	407,500
Country Garden Holdings Co. Ltd.(d)
6.50%, 04/08/24		200	164,000
6.15%, 09/17/25		200	153,000
5.13%, 01/14/27		200	139,000
DIC Asset AG, 2.25%, 09/22/26(d)	EUR	100	96,797
Easy Tactic Ltd.(d)
5.88%, 02/13/23	USD	288	63,360
8.13%, 02/27/23		200	43,000
11.75%, 08/02/23		200	43,000
8.63%, 02/27/24		200	42,000
Fantasia Holdings Group Co. Ltd.(d)(k)(l)
11.75%, 04/17/22		200	27,000
10.88%, 01/09/23		307	41,445
11.88%, 06/01/23		400	56,000
9.25%, 07/28/23		300	42,994
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		150	153,495
Global Prime Capital Pte. Ltd.(d)
5.50%, 10/18/23		200	195,412
5.95%, 01/23/25		200	190,000
Howard Hughes Corp.(b)
5.38%, 08/01/28		19	19,076
4.13%, 02/01/29		74	69,431
4.38%, 02/01/31		80	75,200
Kaisa Group Holdings Ltd.(d)(k)(l)
11.95%, 10/22/22		200	39,000
11.50%, 01/30/23		400	76,000
10.88%, 07/23/23		434	84,847
9.75%, 09/28/23		288	53,964
11.95%, 11/12/23		259	50,505
11.70%, 11/11/25		300	55,369
Kennedy-Wilson, Inc., 4.75%, 02/01/30		92	87,484
KWG Group Holdings Ltd., 5.88%, 11/10/24(d)		200	76,000
Logan Group Co. Ltd., 4.50%, 01/13/28(d)		328	65,600
MAF Sukuk Ltd.(d)
4.64%, 05/14/29		200	207,287
3.93%, 02/28/30		200	199,162
Modern Land China Co. Ltd., 9.80%, 04/11/23(d)(k)(l)		200	36,000
New Metro Global Ltd., 4.50%, 05/02/26(d)		200	128,000
Powerlong Real Estate Holdings Ltd.(d)
7.13%, 11/08/22		200	98,000
6.95%, 07/23/23		200	78,000
6.25%, 08/10/24		450	171,000
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		180	169,650
5.25%, 04/15/30		91	83,720
RKPF Overseas 2019 A Ltd., Series 2019-A, 6.00%, 09/04/25(d)		288	224,640
RKPF Overseas 2020 A Ltd., Series 2020-A, 5.20%, 01/12/26(d)		400	308,000
Ronshine China Holdings Ltd., 7.35%, 12/15/23(d)		433	73,610
Scenery Journey Ltd.(d)(k)(l)
11.50%, 10/24/22		419	37,710
13.00%, 11/06/22		400	36,000

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Scenery Journey Ltd.(d)(k)(l) (continued)
12.00%, 10/24/23	USD	330	$29,700
Seazen Group Ltd., 6.00%, 08/12/24(d)		400	272,000
Shimao Group Holdings Ltd.(d)
5.60%, 07/15/26		200	52,500
3.45%, 01/11/31		200	50,000
Shui On Development Holding Ltd.(d)
5.75%, 11/12/23		200	191,000
5.50%, 03/03/25		482	441,030
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(d)(f)		200	127,787
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		52	50,440
Sunac China Holdings Ltd.(d)
6.65%, 08/03/24		360	88,200
6.50%, 01/10/25		400	98,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	201,000
Times China Holdings Ltd., 6.20%, 03/22/26(d)		611	226,070
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(d)	GBP	654	927,709
Wanda Group Overseas Ltd., 7.50%, 07/24/22(d)	USD	200	190,000
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)		200	174,000
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(d)		200	177,000
Yango Justice International Ltd.(k)(l)
10.25%, 09/15/22		200	10,000
7.50%, 04/15/24(d)		450	22,500
Yanlord Land HK Co. Ltd.(d)
6.75%, 04/23/23		250	242,500
6.80%, 02/27/24		200	190,000
Yuzhou Group Holdings Co. Ltd.(d)(k)(l)
8.38%, 10/30/24		200	26,100
7.70%, 02/20/25		263	36,820
7.38%, 01/13/26		200	26,100
6.35%, 01/13/27		200	28,000
Zhenro Properties Group Ltd.(d)
8.35%, 03/10/24		288	31,680
7.88%, 04/14/24		200	22,000

			9,557,326

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	2,355,232
CSX Corp., 4.75%, 05/30/42		350	387,725
Danaos Corp., 8.50%, 03/01/28(b)		100	107,000
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,468	2,643,938
Norfolk Southern Corp.
4.15%, 02/28/48		1,300	1,357,647
3.16%, 05/15/55		400	357,257
Seaspan Corp., 5.50%, 08/01/29(b)		230	215,338
Union Pacific Corp., 3.84%, 03/20/60		800	802,782

			8,226,919

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	2,869,052
Broadcom, Inc., 3.46%, 09/15/26		735	732,679
Microchip Technology, Inc.(h)
0.13%, 11/15/24		220	249,603
1.63%, 02/15/25		53	168,109
ON Semiconductor Corp., 3.88%, 09/01/28(b)		166	158,530
QUALCOMM, Inc., 4.65%, 05/20/35		250	278,916

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV(b)
5.00%, 10/01/25	USD	70	$70,963
4.00%, 04/15/29		275	261,863
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		320	306,030
3.75%, 02/15/31		13	12,025
Synaptics, Inc., 4.00%, 06/15/29(b)		129	121,582

			5,229,352

Software — 1.7%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		262	267,895
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		255	241,663
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	111,538
7.13%, 10/02/25(b)	USD	174	180,358
9.13%, 03/01/26(b)		467	481,010
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)		274	262,832
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		60	55,050
Elastic NV, 4.13%, 07/15/29(b)		254	236,210
Helios Software Holdings, Inc./ION Corp. Solutions Finance SARL, 4.63%, 05/01/28(b)		200	183,762
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		156	146,250
Microsoft Corp., 3.50%, 11/15/42		4,000	4,092,339
MicroStrategy, Inc., 6.13%, 06/15/28(b)(e)		292	284,125
MSCI, Inc.(b)
4.00%, 11/15/29		51	49,530
3.63%, 09/01/30		81	75,928
3.88%, 02/15/31		14	13,274
3.63%, 11/01/31		87	81,889
3.25%, 08/15/33		124	111,453
Open Text Corp., 3.88%, 12/01/29(b)		106	100,700
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		83	78,700
Oracle Corp.
5.38%, 07/15/40		3,025	3,191,757
4.00%, 11/15/47		400	353,748
3.60%, 04/01/50		1,250	1,036,703
Playtika Holding Corp., 4.25%, 03/15/29(b)		306	282,285
PTC, Inc., 4.00%, 02/15/28(b)		35	34,099
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		421	424,164
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		328	311,175

			12,688,437

Specialty Retail — 0.3%
Arko Corp., 5.13%, 11/15/29(b)		123	111,930
National Vision Holdings, Inc., 2.50%, 05/15/25(h)		165	253,275
PetSmart, Inc./PetSmart Finance Corp.(b)
4.75%, 02/15/28		271	261,896
7.75%, 02/15/29		1,003	1,035,598
Staples, Inc.(b)
7.50%, 04/15/26		486	471,957
10.75%, 04/15/27		118	105,020
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)(d)	EUR	100	109,786

			2,349,462

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc., 4.65%, 02/23/46	USD	2,400	2,839,815
II-VI, Inc., 5.00%, 12/15/29(b)		233	227,757

			3,067,572

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc.
4.25%, 03/15/29	USD	106	$93,810
4.13%, 08/15/31		154	130,130
Kontoor Brands, Inc., 4.13%, 11/15/29		67	61,305
Levi Strauss & Co., 3.50%, 03/01/31		75	68,682
Wolverine World Wide, Inc., 4.00%, 08/15/29		69	61,237

			415,164

Thrifts & Mortgage Finance(b) — 0.0%
Home Point Capital, Inc., 5.00%, 02/01/26		126	103,233
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27		33	33,581
5.13%, 12/15/30		69	63,825
5.75%, 11/15/31		66	62,945
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26		90	82,633

			346,217

Tobacco — 0.9%
Altria Group, Inc.
5.38%, 01/31/44		2,000	2,067,166
3.88%, 09/16/46		1,250	1,058,429
Reynolds American, Inc.
4.45%, 06/12/25		635	648,373
7.00%, 08/04/41		1,000	1,146,135
5.85%, 08/15/45		1,500	1,543,390

			6,463,493

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(d)	EUR	100	107,598

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)	USD	200	182,350
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	193,375
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(d)(f)		200	206,938
FedEx Corp., 4.75%, 11/15/45		1,250	1,333,370
i-595 Express LLC, 3.31%, 12/31/31(c)		727	719,603
Mexico City Airport Trust, 5.50%, 07/31/47(d)		200	176,750
Simpar Europe SA, 5.20%, 01/26/31(b)		200	178,500
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		580	596,348

			3,587,234

Utilities — 1.3%
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)		237	221,595
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		48	47,640
6.50%, 10/15/28		45	44,715
Electricite de France SA(b)
5.60%, 01/27/40		2,800	3,119,262
(10 year USD Swap + 3.71%), 5.25%(a)(f)		4,200	4,189,500
FEL Energy VI Sarl, 5.75%, 12/01/40		193	172,979
Genneia SA, 8.75%, 09/02/27(b)		246	232,481
India Cleantech Energy, 4.70%, 08/10/26(b)		244	226,339
Inkia Energy Ltd., 5.88%, 11/09/27(b)		200	192,412
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		576	515,448
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		144	141,669
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		215	213,226

Security		Par (000)	Value

Utilities (continued)
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	USD	218	$229,960
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(d)	GBP	168	212,682
Vistra Operations Co. LLC, 4.38%, 05/01/29(b)	USD	154	145,530

			9,905,438

Wireless Telecommunication Services — 1.4%
Altice France SA(b)
5.13%, 07/15/29		744	666,810
5.50%, 10/15/29		321	288,027
Crown Castle International Corp., 3.10%, 11/15/29		1,000	947,519
Kenbourne Invest SA, 6.88%, 11/26/24(b)		210	205,826
Millicom International Cellular SA, 4.50%, 04/27/31(b)		200	185,826
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,157,772
SBA Communications Corp., 3.88%, 02/15/27		318	310,185
Sprint Corp., 7.63%, 03/01/26		255	287,847
T-Mobile USA, Inc.
2.63%, 02/15/29		308	281,121
2.88%, 02/15/31		240	216,223
3.50%, 04/15/31		255	239,950
3.50%, 04/15/31(b)		245	230,540
4.50%, 04/15/50		500	505,828
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)		303	282,502
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26		169	168,290
3.75%, 02/15/27		229	222,702
4.63%, 12/01/29		320	319,200
4.13%, 08/15/30		366	353,322
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(d)	GBP	100	120,560
4.75%, 07/15/31(b)	USD	452	426,010
Vodafone Group PLC, 4.25%, 09/17/50		700	697,673

			10,113,733

Total Corporate Bonds — 67.5% (Cost: $513,323,999)			504,610,816

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(n)		52	51,372
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		189	187,462
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		804	797,257
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 01/15/25		137	136,029

			1,172,120

Air Freight & Logistics — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		77	75,906
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28		583	577,274

			653,180

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28	USD	433	$437,783
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		237	234,530
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		140	145,616
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		201	207,249
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		435	428,817

			1,453,995

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26		148	145,527

Banks — 0.1%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		686	684,240

Beverages — 0.0%
Naked Juice LLC
Delayed Draw Term Loan, (SOFR + 3.25%), 3.75%, 01/24/29		8	8,055
Term Loan, (SOFR + 3.25%), 3.32%, 01/24/29		151	139,610

			147,665

Building Products — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27		62	60,517
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		66	65,246
Griffon Corp., Term Loan B, (SOFR + 2.75%), 3.27%, 01/24/29		62	61,283

			187,046

Capital Markets — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%), 7.00%, 08/02/29(c)		122	120,716
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		105	104,135
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28(c)		145	144,638

			369,489

Chemicals — 0.1%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		250	249,467
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28		310	305,247
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 06/30/27		—	1
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24		122	119,974
New Arclin U.S. Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 09/30/28		111	107,839
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		212	210,343

			992,871

Security		Par (000)	Value

Commercial Services & Supplies — 0.1%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26	USD	48	$47,055
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25		48	47,598
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26(c)		34	33,344
Propulsion BC Finco SARL, Term Loan, 02/10/29(n)		138	137,225
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25		811	806,781

			1,072,003

Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29		262	260,483

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24		1,341	1,276,711

Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC, 04/02/29(c)(n)		66	65,010

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24		320	315,360
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		130	128,850

			444,210

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC
2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29		94	92,942
Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 01/29/27		41	40,680
Ascend Learning, LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29		83	82,378
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27		113	112,952
TruGreen LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 0.75% Floor), 9.51%, 11/02/28(c)		106	106,265

			435,217

Diversified Financial Services — 0.3%
Advisor Group, Inc., 2021 Term Loan, 07/31/26(n)		41	40,386
AqGen Island Holdings, Inc., Term Loan, 08/02/28(c)(n)		97	95,911
Clydesdale Acquisition Holdings, Inc., 4.33%, 03/30/29		112	110,133
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		274	269,529
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/06/28		102	101,249
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(c)		647	645,562
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28		66	64,989
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29		18	17,854
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28		111	109,148
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		31	30,727

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26	USD	39	$38,528
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25		349	325,191
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27		352	347,983

			2,197,190

Diversified Telecommunication Services — 0.1%
Cincinnati Bell, Inc., 2021 Term Loan B2, (SOFR + 3.25%), 4.05%, 11/22/28		58	56,940
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28		196	192,752
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (SOFR + 4.25%), 4.92%, 02/01/29.		250	245,914

			495,606

Electrical Equipment — 0.0%
II-VI, Inc., 2021 Bridge Term Loan B, 12/01/28(c)(n)		96	95,525

Entertainment — 0.0%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(c)		255	253,501

Food Products — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		20	19,900

Gas Utilities — 0.0%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28		174	172,571

Health Care Equipment & Supplies — 0.0%
Embecta Corp., Term Loan B, 03/30/29(n)		3	3,573
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25		52	51,617

			55,190

Health Care Providers & Services — 0.1%
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27		119	118,238
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25		401	265,136
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/29/25(c)		116	102,293
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.20%, 11/16/25		76	75,940

			561,607

Health Care Services — 0.0%
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		78	74,880

Health Care Technology — 0.2%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29		1,216	1,201,630
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28		291	288,237

			1,489,867

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29	USD	397	$394,484
IRB Holding Corp., 2022 Term Loan B, (SOFR + 3.00%, 0.75% Floor), 3.75%, 12/15/27		246	243,267
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/15/24		52	52,140
Raptor Acquisition Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.93%, 11/01/26		38	37,656

			727,547

Household Durables — 0.0%
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29		147	143,876
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		216	208,935

			352,811

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.46%, 08/12/26		27	26,179

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		313	264,459
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		109	109,447

			373,906

Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27		150	149,097
AssuredPartners, Inc., 2022 Term Loan, (SOFR + 3.50%), 4.00%, 02/12/27		140	138,250
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		123	122,099
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 12/31/25		92	91,204
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26		140	138,946
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		52	51,519

			691,115

Interactive Media & Services — 0.0%
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		79	78,161
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		109	106,178

			184,339

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27		153	152,459

IT Services — 0.1%
Banff Merger Sub, Inc.
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.50%), 6.00%, 02/27/26		279	275,931

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

IT Services (continued)
Banff Merger Sub, Inc. (continued)
2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25	USD	245		$243,192
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		234		233,734
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		110		107,815

				860,672

Machinery — 0.2%
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/21/28		154		151,315
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%), 4.52%, 06/21/28		—	(o)	164
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.46%, 09/20/26		267		265,799
SPX Flow, Inc., 03/16/29(n)		256		249,173
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		924		903,032

				1,569,483

Media — 0.2%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		46		43,722
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		23		22,325
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26		106		104,353
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.00%), 3.35%, 04/22/26		156		138,418
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26		592		581,253
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		107		105,978
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24		120		118,566
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		207		204,858
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29		35		34,606
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27		387		375,874

				1,729,953

Metals & Mining — 0.0%
Grinding Media, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.80%, 10/12/28		64		62,964

Oil, Gas & Consumable Fuels(c) — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		1,319		1,408,278
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24		9		5,012

				1,413,290

Security		Par (000)	Value

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, 2021 Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/25/28	USD	386	$360,618

Professional Services — 0.1%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.56%, 01/18/29(c)		123	121,770
Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		284	281,076

			402,846

Real Estate Management & Development — 0.0%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28		249	246,051

Software — 0.7%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		121	119,987
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(c)		180	176,850
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28		515	507,919
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24		377	358,352
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		62	63,162
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		167	165,901
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28		80	79,518
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		570	564,851
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29		280	276,850
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29		744	737,490
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.26%, 12/18/28(c)		103	101,970
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28		164	161,658
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%), 6.76%, 08/31/29		242	240,563
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28		219	216,142
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 05/30/25		9	9,299
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%), 4.00%, 12/17/27		68	66,849
2021 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.00%, 12/17/27		108	106,563
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27		517	511,303
Sovos Compliance LLC, 2021 Term Loan, (1 mo. LIBOR + 4.50%), 5.00%, 08/11/28		101	100,711

21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 3.50%, 08/31/28	USD	—	$1
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28		189	188,331
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27		280	277,066
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		235	233,045
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/03/26		145	144,329

			5,408,710

Specialty Retail — 0.1%
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		387	385,441
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.32%, 04/16/26		96	90,542

			475,983

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29		607	591,176

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		68	67,232
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28		177	174,523

			241,755

Wireless Telecommunication Services — 0.0%
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28		14	13,829

Total Floating Rate Loan Interests — 4.1% (Cost: $31,010,110)			30,661,290

Foreign Agency Obligations

Argentina — 0.0%
Argentine Republic Government International Bond, 2.50%, 07/09/41(p)		302	106,592

Bahrain — 0.0%
Bahrain Government International Bond, 6.75%, 09/20/29(d)		200	210,725

Canada — 1.0%
CDP Financial, Inc., 5.60%, 11/25/39(b)(e)		5,890	7,660,855

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42		200	205,400

Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26		300	299,962
3.88%, 04/25/27		200	192,538
3.13%, 04/15/31		430	363,834

			856,334

Security		Par (000)	Value

Dominican Republic — 0.2%
Dominican Republic International Bond
5.95%, 01/25/27(d)	USD	330	$332,475
5.50%, 02/22/29(b)		160	158,030
4.50%, 01/30/30(b)		376	345,285
4.88%, 09/23/32(b)		300	271,838
6.40%, 06/05/49(d)		150	140,231

			1,247,859

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		219	173,558

Guatemala — 0.1%
Guatemala Government Bond(b)
5.38%, 04/24/32		200	209,162
4.65%, 10/07/41		200	185,663

			394,825

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22(d)		3,555	3,570,858

Indonesia — 0.0%
Indonesia Government International Bond, 4.10%, 04/24/28		300	318,525

Italy — 0.4%
Republic of Italy Government International Bond, 5.38%, 06/15/33		2,925	3,307,622

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)		200	203,038

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28		200	203,700
2.66%, 05/24/31		269	245,059

			448,759

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(d)		250	246,277

Morocco — 0.1%
Morocco Government International Bond(b)
3.00%, 12/15/32		221	190,612
4.00%, 12/15/50		200	159,750

			350,362

Nigeria — 0.0%
Nigeria Government International Bond, 7.88%, 02/16/32(d)		200	187,750

Oman — 0.1%
Oman Government International Bond(d)
6.50%, 03/08/47		228	223,440
6.75%, 01/17/48		200	199,250

			422,690

Pakistan — 0.1%
Pakistan Government International Bond(d)
6.00%, 04/08/26		200	156,022

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pakistan (continued)
Pakistan Government International Bond(d) (continued)
7.38%, 04/08/31	USD	200	$147,022
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(d)		200	129,522

			432,566

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30		453	442,751
4.50%, 04/16/50		200	198,350

			641,101

Paraguay — 0.1%
Paraguay Government International Bond(b)
4.95%, 04/28/31		200	209,412
5.40%, 03/30/50		200	201,163

			410,575

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31		126	118,857
1.86%, 12/01/32		171	146,451
3.00%, 01/15/34		106	99,322

			364,630

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(b)		3,970	4,194,130

Qatar — 0.0%
Qatar Government International Bond, 4.00%, 03/14/29(b)		240	256,200

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(b)		130	120,413

Russia — 0.0%
Russian Foreign Bond - Eurobond, 4.25%, 06/23/27(d)		200	46,000

Saudi Arabia — 0.1%
Saudi Government International Bond(d)
4.50%, 04/17/30		278	303,715
2.25%, 02/02/33		222	203,685

			507,400

South Africa — 0.0%
Republic of South Africa Government International Bond
5.65%, 09/27/47		200	174,225
5.75%, 09/30/49		200	174,412

			348,637

Sri Lanka — 0.1%
Sri Lanka Government International Bond(d)
6.85%, 03/14/24		432	211,728
6.35%, 06/28/24		600	294,066
7.85%, 03/14/29		200	94,522

			600,316

Security		Par (000)	Value

Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(d)	USD	385	$163,625
7.25%, 03/15/33(b)		200	82,500

			246,125

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		83	96,358

Total Foreign Agency Obligations — 3.8% (Cost: $27,713,120)			28,176,480

Municipal Bonds

California — 0.9%
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	2,456,554
State of California, GO, BAB
7.55%, 04/01/39		280	416,235
7.63%, 03/01/40		1,720	2,525,995
University of California, RB, BAB, 5.95%, 05/15/45		885	1,100,293

			6,499,077

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57(m)		1,929	2,569,549

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		2,000	2,124,608

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, BAB, Series B-2, 6.12%, 01/15/40		2,535	3,104,518

New Jersey — 0.1%
State of New Jersey, GO
Series A, 4.00%, 06/01/30		250	270,475
Series A, 4.00%, 06/01/31		190	206,630
Series A, 4.00%, 06/01/32		180	196,190

			673,295

New York — 1.3%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	1,906,301
New York City Industrial Development Agency, Refunding RB
(AGM), 3.19%, 03/01/40		165	152,688
Class A, (AGM), 3.00%, 01/01/46		50	43,617
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E-1, 4.00%, 02/01/41		1,000	1,059,266
New York City Water & Sewer System, Refunding RB, BAB, 5.72%, 06/15/42		1,390	1,802,182
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	2,342,753
Series F, 5.63%, 03/15/39		1,100	1,288,054
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	925,835

			9,520,696

Total Municipal Bonds — 3.3% (Cost: $20,722,935)			24,491,743

23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.5%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	USD	481	$466,494
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.64%, 03/20/47(a)		445	376,688
Series 2007-OA10, Class 2A1, (1 mo. LIBOR US + 0.50%), 0.96%, 09/25/47(a)		4,576	3,713,188
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		254	233,454
COLT Mortgage Loan Trust(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65		3,050	3,054,401
Series 2020-3, Class M1, 3.36%, 04/27/65		3,820	3,807,985
Deephaven Residential Mortgage Trust, 4.30%, 03/25/67(a)(b)		331	330,944
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, 5.24%, 05/25/65(a)(b)		1,500	1,504,857
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.79%, 06/19/35(a)		137	133,405
GS Mortgage-Backed Securities Corp. Trust, 2.50%, 06/25/52(a)(b)		1,194	1,100,675
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		85	69,662
J.P. Morgan Mortgage Trust, 3.00%, 09/25/52(a)(b)		850	798,203
JP Morgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	21,387
Mello Mortgage Capital Acceptance, 3.00%, 04/25/52(a)(b)		860	828,153
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.73%, 05/25/36(a)		187	155,892
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)(b)		2,750	2,657,160
OBX Trust, 3.00%, 02/25/52(a)(b)		774	736,994
RCKT Mortgage Trust, 3.00%, 02/25/52(a)(b)		1,149	1,090,411
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,970,926
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,955,938
Verus Securitization Trust, 4.13%, 02/25/67(b)(p)		988	986,611

			25,993,428

Commercial Mortgage-Backed Securities(a) — 4.3%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(b)		4,170	4,075,035
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.73%, 07/25/37(b)		785	738,601
Citigroup Commercial Mortgage Trust
Series 2013-GC15, Class B, 5.18%, 09/10/46		7,183	7,287,365
Series 2020-420K, Class D, 3.31%, 11/10/42(b)		270	238,970
COMM Mortgage Trust
Series 2015-CR22, Class C, 4.11%, 03/10/48		5,000	4,921,622
Series 2015-LC19, Class C, 4.23%, 02/10/48		3,500	3,459,423
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.11%, 08/10/50		7,000	7,133,220
Credit Suisse Mortgage Capital Certificates Trust, Series 2020-FACT, Class D, (1 mo. LIBOR US + 3.71%), 4.11%, 10/15/37(b)		900	897,447

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.65%, 07/15/38(b)	USD	825	$812,494
GS Mortgage Securities Corp. Trust, Series 2020-TWN3, Class D, (1 mo. LIBOR US + 3.70%), 4.10%, 11/15/37(b)		1,500	1,497,587
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 1.46%, 04/25/31(b)		1,366	1,343,933

			32,405,697

Total Non-Agency Mortgage-Backed Securities — 7.8% (Cost: $59,340,274)			58,399,125

Preferred Securities

Capital Trusts — 6.4%

Automobiles — 0.0%
Volkswagen International Finance NV, 4.38%, 12/31/49	EUR	100	110,167

Banks(a)(f) — 1.9%
Banco Davivienda SA, 6.65%(b)	USD	200	183,225
Banco Mercantil del Norte SA, 6.75%(b)		200	194,850
Bank of East Asia Ltd., 5.88%(d)		500	498,062
Industrial & Commercial Bank of China Ltd., 3.20%(d)		250	244,063
ING Groep NV, 3.88%		2,000	1,740,000
Kasikornbank PCL, 5.28%(d)		600	583,612
Nanyang Commercial Bank Ltd., 5.00%(d)		200	199,875
Nordea Bank Abp, 6.13%(b)		2,960	3,066,886
Rizal Commercial Banking Corp., 6.50%(d)		200	190,100
SVB Financial Group, Series C, 4.00%		2,000	1,850,000
TMBThanachart Bank PCL, 4.90%(d)		250	239,578
U.S. Bancorp, 3.70%		1,900	1,719,500
Wells Fargo & Co., Series S, 5.90%(e)		3,390	3,415,425

			14,125,176

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(a)(f)		2,845	2,629,918

Diversified Financial Services(a)(f) — 3.3%
Bank of America Corp.
Series AA, 6.10%		7	7,301
Series FF, 5.88%(e)		3,500	3,534,300
Series X, 6.25%		1,050	1,085,385
Barclays PLC, 4.38%		310	273,033
Credit Agricole S.A., 4.75%(b)		400	362,972
Credit Suisse Group AG, 6.38%(b)		300	296,121
HSBC Holdings PLC
6.50%		1,090	1,109,075
6.00%		435	442,613
JPMorgan Chase & Co.
Series FF, 5.00%		3,027	3,016,935
Series HH, 4.60%		165	159,019
Series I, 3.77%(e)		3,581	3,581,000
Series R, 6.00%		70	70,875
Series V, 4.29%(e)		3,640	3,626,350
Lloyds Banking Group PLC, 7.50%		1,750	1,860,101
Natwest Group PLC, 6.00%		1,575	1,608,311
Societe Generale SA, 7.88%(b)		1,000	1,045,000

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
UBS Group AG, 3.88%(b)	USD	2,000	$1,841,900
Woori Bank, 4.25%(d)		250	244,031

			24,164,322

Electric Utilities(a) — 0.4%
Edison International, Series B, 5.00%(f)		115	107,927
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79		2,750	2,822,549

			2,930,476

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(a)(b)(f)		162	157,748

Insurance — 0.4%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(d)(f)		200	199,038
MetLife, Inc., 6.40%, 12/15/36		2,554	2,750,147

			2,949,185

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(a)(d)(f)	EUR	100	108,551

Utilities — 0.0%
Electricite de France SA, 3.38%(a)(d)(f)		200	198,848

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(a)(d)		100	111,392

			47,485,783

		Shares

Preferred Stocks — 0.5%(a)(f)

Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series J, 5.50%		92,000	2,343,240
Morgan Stanley, Series K, 5.85%		66,567	1,740,727

			4,083,967

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25%		10,000	32,200

			4,116,167

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 6.67%, 10/30/40(a)		29,583	810,574

			810,574

Total Preferred Securities — 7.0%
(Cost: $53,897,091)			52,412,524

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.2%
Dominican Republic International Bond, 6.00%, 02/22/33(b)	USD	150	145,997
Fannie Mae Mortgage-Backed Securities, 3.50%, 09/01/34 - 02/01/35		3,271	3,353,774
Federal Home Loan Bank(e)
5.25%, 12/09/22		1,375	1,410,243
5.37%, 09/09/24		4,025	4,298,294

Security		Par (000)		Value

Agency Obligations (continued)
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(i)(j)	USD	6,055		$4,904,130
Romanian Government International Bond, 3.63%, 03/27/32(b)		188		177,895
Uniform Mortgage-Backed Securities, 5.63%, 07/15/37(e)		1,600		2,147,776

				16,438,109

Collateralized Mortgage Obligations — 2.4%
Fannie Mae REMICS, Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,709,506
Freddie Mac REMICS
Series 1254, Class Z, 8.50%, 04/15/22		—		—
Series 4350, Class DY, 4.00%, 06/15/44		2,171		2,250,690
Series 4398, Class ZX, 4.00%, 09/15/54		10,354		11,029,687
Series 4549, Class TZ, 4.00%, 11/15/45		3,156		3,302,297

				18,292,180

Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae REMICS
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(a)		2		7
Series 2012-47, Class NI, 4.50%, 04/25/42		1,344		260,556
Series 2012-96, Class DI, 4.00%, 02/25/27		133		427
Government National Mortgage Association(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.04%, 12/16/39		746		93,044
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.24%, 04/16/41		6,496		829,423

				1,183,457

Mortgage-Backed Securities — 16.6%
Fannie Mae Mortgage-Backed Securities(e)
4.00%, 01/02/49 - 01/04/56		3,577		3,749,333
4.50%, 01/07/55		3,652		3,904,091
Freddie Mac Mortgage-Backed Securities(e)
3.00%, 01/04/33		2,156		2,179,575
4.50%, 01/03/47		706		751,126
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		27		28,859
Uniform Mortgage-Backed Securities(e)
5.00%, 08/01/34		680		735,023
5.50%, 01/06/38		325		355,854
6.00%, 01/12/38		279		311,555
4.50%, 01/07/41 - 01/04/42		3,619		3,846,350
4.00%, 01/12/41 - 01/11/47		9,972		10,350,936
3.00%, 01/09/43 - 05/12/52(q)		20,504		20,149,608
3.50%, 01/07/49 - 01/08/49		7,775		7,852,556
2.00%, 01/03/51 - 01/06/51		20,205		18,799,045
2.50%, 10/01/51 - 01/01/52		53,244		51,113,197

				124,127,108

Principal Only Collateralized Mortgage Obligations(i) — 0.0%
Fannie Mae Interest Strip
Series 203, Class 1, 0.00%, 02/25/23		—	(o)	112
Series 228, Class 1, 0.00%, 06/25/23		—	(o)	68

25

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS
Series 1993-51, Class E, 0.00%, 02/25/23	USD	1		$372
Series 1993-70, Class A, 0.00%, 05/25/23		—	(o)	97

				649

Total U.S. Government Sponsored Agency Securities — 21.4%
(Cost: $163,204,409)				160,041,503

U.S. Treasury Obligations
U.S. Treasury Bonds(e)
1.88%, 02/15/41 - 02/15/51		29,800		26,105,477
3.00%, 11/15/44		61,400		65,064,813
2.50%, 02/15/46		66,500		65,107,656
2.75%, 11/15/47		2,000		2,075,156
U.S. Treasury Notes(e)
0.13%, 08/31/22 - 03/31/23(r)		74,300		73,403,222
2.75%, 04/30/23 - 08/31/25		19,300		19,450,419
3.00%, 09/30/25		2,400		2,437,031
2.88%, 08/15/28		1,000		1,024,648
3.13%, 11/15/28		3,000		3,123,633
1.13%, 02/15/31		19,000		17,155,664

Total U.S. Treasury Obligations — 36.8%
(Cost: $276,370,790)				274,947,719

Total Long-Term Investments — 160.3%
(Cost: $1,211,216,953)				1,197,960,014

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(s)(t)		469,700		469,700

Total Short-Term Securities — 0.1% (Cost: $469,700)				469,700

Options Purchased — 0.4% (Cost: $2,935,557)				3,305,725

Total Investments Before TBA Sale Commitments and Options Written — 160.8%
(Cost: $1,214,622,210)				1,201,735,439

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities, 3.00%, 04/13/22(q)		USD	(7,500)	(7,335,937)

Total TBA Sale Commitments — (1.0)% (Proceeds: $(7,332,568))				(7,335,937)

Options Written — (1.0)% (Premiums Received: $(3,768,096))				(7,585,297)

Total Investments, Net of TBA Sale Commitments and Options Written — 158.8% (Cost: $1,203,521,546)				1,186,814,205

Liabilities in Excess of Other Assets — (58.8)%				(439,671,092)

Net Assets — 100.0%				$ 747,143,113

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Rates are discount rates or a range of discount rates as of period end.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Affiliate of the Trust.
(t)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$25,976,159	$—	$(25,506,459	)(a)	$—	$—	$469,700	469,700	$ 626	$ —

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Agricole Corporate and Investment Bank	0.33	%(b)	10/06/21	Open		$3,925,000	$3,926,570	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.33	(b)	10/06/21	Open		2,910,000	2,910,531	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.33	(b)	10/06/21	Open		777,563	777,873	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.33	(b)	10/06/21	Open		2,996,250	2,997,448	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.33	(b)	10/06/21	Open		2,396,875	2,397,834	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		7,980,000	7,982,332	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		2,300,000	2,300,672	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		15,817,500	15,822,122	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		7,624,500	7,626,728	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		44,761,537	44,774,618	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		2,586,000	2,586,756	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		3,326,250	3,327,222	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		1,778,625	1,779,145	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		1,097,500	1,097,821	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	11/16/21	Open		1,500,000	1,500,438	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	(1.75	)(b)	12/20/21	Open		72,670	72,262	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	01/10/22	Open		182,823	182,112	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.54	(b)	02/14/22	Open		8,130,000	8,132,947	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.54	(b)	02/14/22	Open		9,265,747	9,269,106	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.53	(b)	02/22/22	Open		3,478,125	3,479,153	Capital Trusts	Open/Demand
BNP Paribas S.A	0.53	(b)	02/22/22	Open		4,846,100	4,847,532	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.53	(b)	02/22/22	Open		4,067,212	4,068,415	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.53	(b)	02/22/22	Open		3,212,402	3,213,352	Capital Trusts	Open/Demand
BNP Paribas S.A	0.70	(b)	02/22/22	Open		3,038,287	3,039,731	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.34		03/10/22	04/13/22		1,172,496	1,172,695	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34		03/10/22	04/13/22		891,704	891,855	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34		03/10/22	04/13/22		1,421,520	1,421,761	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34		03/10/22	04/13/22		556,392	556,487	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34		03/10/22	04/13/22		1,122,552	1,122,742	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34		03/10/22	04/13/22		604,457	604,560	U.S. Government Sponsored Agency Securities	Up to 30 Days

27

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
HSBC Securities (USA), Inc.	0.34%	03/10/22	04/13/22		$592,584	$592,685	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,131,566	1,131,758	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,242,223	1,242,434	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,413,192	1,413,432	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		584,900	584,999	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		859,889	860,036	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,146,600	1,146,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		3,849,921	3,850,576	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,204,899	1,205,104	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		947,538	947,699	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		963,831	963,995	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		348,340	348,399	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		776,386	776,518	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		756,005	756,134	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		2,589,429	2,589,869	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,057,726	1,057,906	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		724,520	724,643	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		421,701	421,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		747,707	747,834	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		920,905	921,062	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		760,587	760,716	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		738,776	738,901	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		658,104	658,216	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		512,874	512,961	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		305,334	305,385	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,422,738	1,422,980	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,333,960	1,334,186	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		647,469	647,579	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.34	03/10/22	04/13/22		1,177,564	1,177,765	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22		3,772,666	3,773,364	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37	03/10/22	05/12/22		8,346,794	8,348,338	U.S. Government Sponsored Agency Securities	31 - 90 Days

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Cantor Fitzgerald & Co.	0.37%		03/10/22	05/12/22		$2,865,749	$2,866,279	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		2,910,472	2,911,011	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		7,397,685	7,399,053	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		20,761,096	20,764,937	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		11,193,755	11,195,826	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		2,199,128	2,199,534	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		2,144,462	2,144,858	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		1,784,877	1,785,207	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		5,436,869	5,437,875	U.S. Government Sponsored Agency Securities	31 - 90 Days
Cantor Fitzgerald & Co.	0.37		03/10/22	05/12/22		4,002,736	4,003,477	U.S. Government Sponsored Agency Securities	31 - 90 Days
BNP Paribas S.A	0.08	(b)	03/14/22	Open		1,433,437	1,433,492	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A	0.08	(b)	03/14/22	Open		2,351,719	2,351,808	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A	0.08	(b)	03/14/22	Open		2,280,000	2,280,086	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A	0.33	(b)	03/14/22	Open		41,475,000	41,476,763	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.33	(b)	03/14/22	Open		2,870,000	2,870,108	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.33	(b)	03/14/22	Open		24,687,500	24,688,433	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.33	(b)	03/14/22	Open		66,235,250	66,237,752	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.33	(b)	03/14/22	Open		14,740,000	14,740,626	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.33	(b)	03/14/22	Open		6,594,472	6,594,753	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	0.54	(b)	03/14/22	Open		2,876,194	2,876,588	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.50	(b)	03/14/22	Open		1,752,500	1,752,707	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.50	(b)	03/14/22	Open		1,411,000	1,411,167	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.50	(b)	03/14/22	Open		1,069,500	1,069,626	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/14/22	Open		783,344	783,485	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.67	(b)	03/14/22	Open		3,912,750	3,913,526	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment
Bank	0.44	(b)	03/17/22	Open		3,865,000	3,865,661	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment
Bank	0.50	(b)	03/17/22	Open		4,870,250	4,871,197	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment
Bank	0.50	(b)	03/17/22	Open		4,109,400	4,110,199	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.25	)(b)	03/17/22	Open		286,125	286,097	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.50	(b)	03/17/22	Open		1,752,500	1,752,841	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.50	(b)	03/17/22	Open		7,384,587	7,386,023	Foreign Agency Obligations	Open/Demand
TD Securities (USA) LLC	0.50	(b)	03/17/22	Open		1,064,844	1,065,051	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.50	(b)	03/17/22	Open		4,359,375	4,360,223	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.70	)(b)	03/22/22	Open		380,380	380,218	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.32	(b)	03/25/22	Open		13,388,125	13,388,854	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	(3.00	)(b)	03/30/22	Open		27,825	27,823	Corporate Bonds	Open/Demand

						$462,454,721	$462,530,026

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

29

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	453	06/21/22	$61,353	$(1,677,659)
Ultra U.S. Treasury Bond	223	06/21/22	39,471	(1,543,524)

				(3,221,183)

Short Contracts
10-Year U.S. Treasury Note	567	06/21/22	69,599	1,746,642
U.S. Long Bond	66	06/21/22	9,910	379,737
2-Year U.S. Treasury Note	335	06/30/22	70,952	896,814
5-Year U.S. Treasury Note	146	06/30/22	16,725	280,745
90-Day Eurodollar.	53	12/16/24	12,886	171,280
				3,475,218

				$254,035

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	246,510	USD	271,892	Bank of America N.A.	06/15/22	$1,546
EUR	417,730	USD	460,740	Barclays Bank PLC	06/15/22	2,623
USD	60,401	EUR	54,000	Royal Bank of Canada	06/15/22	502
USD	531,660	EUR	477,000	State Street Bank and Trust Co.	06/15/22	2,554
						7,225

USD	231,564	AUD	319,006	State Street Bank and Trust Co.	06/15/22	(7,436)

USD	175,698	CAD	223,574	Bank of America N.A.	06/15/22	(3,107)
USD	79,221	CAD	101,000	Morgan Stanley & Co. International PLC	06/15/22	(1,554)
USD	5,447,947	EUR	4,951,000	BNP Paribas SA	06/15/22	(43,889)
USD	1,382,672	GBP	1,060,000	Bank of America N.A.	06/15/22	(9,393)
USD	435,609	GBP	332,882	State Street Bank and Trust Co.	06/15/22	(1,555)
USD	3,715,253	GBP	2,848,000	Toronto-Dominion Bank	06/15/22	(24,937)

						(91,871)

						$(84,646)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	43	04/22/22	USD	126.00	USD	5,278	$4,031

Put
10-Year U.S. Treasury Note Future	22	04/22/22	USD	121.50	USD	2,701	8,594

							$12,625

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
5-Year Interest Rate Swap, 01/14/28	1-Day SOFR, 0.33%	Quarterly	1.59%	Semi-Annual	Morgan Stanley & Co. International PLC	01/12/23	1.59%	USD	4,990	$33,891
10-Year Interest Rate Swap, 11/17/33	3-Month LIBOR, 0.96%	Quarterly	1.94%	Semi-Annual	Bank of America N.A.	11/15/23	1.94	USD	3,900	101,573

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 06/26/34	1-Day SOFR, 0.33%	Quarterly	1.71%	Semi-Annual	Goldman Sachs Bank USA	06/24/24	1.71%	USD	2,455	$83,383
10-Year Interest Rate Swap, 06/30/34	1-Day SOFR, 0.33%	Quarterly	1.74%	Semi-Annual	Goldman Sachs Bank USA	06/28/24	1.74	USD	2,455	86,278
10-Year Interest Rate Swap, 07/24/34	1-Day SOFR, 0.33%	Quarterly	1.42%	Semi-Annual	Goldman Sachs Bank USA	07/22/24	1.42	USD	3,090	78,975
10-Year Interest Rate Swap, 07/31/34	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Bank of America N.A.	07/29/24	1.55	USD	3,210	72,258
10-Year Interest Rate Swap, 08/04/34	1-Day SOFR, 0.33%	Quarterly	1.42%	Semi-Annual	Wells Fargo Bank N.A.	08/02/24	1.42	USD	325	8,440
10-Year Interest Rate Swap, 02/27/35	1-Day SOFR, 0.33%	Quarterly	1.23%	Semi-Annual	Citibank N.A.	02/25/25	1.23	USD	1,930	48,634
10-Year Interest Rate Swap, 06/06/35	1-Day SOFR, 0.33%	Quarterly	1.02%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.02	USD	840	18,526
10-Year Interest Rate Swap, 06/07/35	1-Day SOFR, 0.33%	Quarterly	1.17%	Semi-Annual	UBS AG	06/05/25	1.17	USD	840	21,358
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.96%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,450	23,473
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.96%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	910	27,051
10-Year Interest Rate Swap, 04/29/48	1-Day SOFR, 0.33%	Quarterly	2.73%	Semi-Annual	JPMorgan Chase Bank N.A.	04/27/38	2.73	USD	910	89,684
10-Year Interest Rate Swap, 02/24/49	1-Day SOFR, 0.33%	Quarterly	2.62%	Semi-Annual	JPMorgan Chase Bank N.A.	02/22/39	2.62	USD	473	44,943
10-Year Interest Rate Swap, 08/09/50	1-Day SOFR, 0.33%	Quarterly	0.65%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.65	USD	550	20,680

										759,147

Put
5-Year Interest Rate Swap, 08/03/27	2.75%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Bank of America N.A.	08/01/22	2.75	USD	8,350	54,946
5-Year Interest Rate Swap, 01/14/28	2.59%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	01/12/23	2.59	USD	4,990	76,876
10-Year Interest Rate Swap, 02/17/33	2.13%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	02/15/23	2.13	USD	4,030	146,643
10-Year Interest Rate Swap, 11/17/33	1.94%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Bank of America N.A.	11/15/23	1.94	USD	3,900	255,698
10-Year Interest Rate Swap, 06/15/34	2.50%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	06/13/24	2.50	USD	1,970	85,506
10-Year Interest Rate Swap, 06/22/34	2.50%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	2.50	USD	3,950	171,869
10-Year Interest Rate Swap, 06/26/34	1.71%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	06/24/24	1.71	USD	2,455	163,341
10-Year Interest Rate Swap, 06/30/34	1.74%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	06/28/24	1.74	USD	2,455	159,747
10-Year Interest Rate Swap, 07/24/34	1.42%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	07/22/24	1.42	USD	3,090	255,797
10-Year Interest Rate Swap, 08/04/34	1.42%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Wells Fargo Bank N.A.	08/02/24	1.42	USD	325	26,837
10-Year Interest Rate Swap, 08/07/34	1.54%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	08/05/24	1.54	USD	4,597	348,921
10-Year Interest Rate Swap, 02/27/35	1.23%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Citibank N.A.	02/25/25	1.23	USD	1,930	183,025
10-Year Interest Rate Swap, 06/06/35	1.02%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.02	USD	840	90,790
10-Year Interest Rate Swap, 06/07/35	1.17%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	UBS AG	06/05/25	1.17	USD	840	83,347
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,450	192,245
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	910	116,818

31

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Put (continued)
10-Year Interest Rate Swap, 04/29/48	2.73%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	2.72%	USD	910	$40,970
10-Year Interest Rate Swap, 02/24/49	2.62%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	JPMorgan Chase Bank N.A.	02/22/39	2.62	USD	473	21,992
10-Year Interest Rate Swap, 08/09/50	0.65%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.65	USD	550	58,585

										2,533,953

										$3,293,100

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value

Call
10-Year U.S. Treasury Note Future	43	04/22/22	USD	128.00	USD 5,278	$ (2,016)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
2-Year Interest Rate Swap, 04/03/24	0.61%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	JPMorgan Chase Bank N.A.	04/01/22	0.61%	USD	35,400	$—
10-Year Interest Rate Swap, 08/05/32	1.45%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	08/03/22	1.45	USD	1,580	(5,618)
10-Year Interest Rate Swap, 08/10/32	1.55%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Barclays Bank PLC	08/08/22	1.55	USD	1,580	(7,692)
10-Year Interest Rate Swap, 09/03/32	1.53%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	5,408	(16,338)
10-Year Interest Rate Swap, 10/09/32	1.80%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Deutsche Bank AG	10/07/22	1.80	USD	3,580	(26,080)
10-Year Interest Rate Swap, 10/15/32	1.80%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Deutsche Bank AG	10/13/22	1.80	USD	1,790	(13,348)
10-Year Interest Rate Swap, 11/17/32	1.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Bank of America N.A.	11/15/22	1.85	USD	5,422	(52,779)
2-Year Interest Rate Swap, 11/17/24	1.74%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	11/15/22	1.74	USD	27,890	(53,007)
2-Year Interest Rate Swap, 11/17/24	1.78%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Goldman Sachs Bank USA	11/15/22	1.78	USD	27,890	(56,587)
10-Year Interest Rate Swap, 12/07/32	1.45%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	JPMorgan Chase Bank N.A.	12/05/22	1.45	USD	678	(5,461)
10-Year Interest Rate Swap, 12/15/32	1.43%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	12/13/22	1.43	USD	4,338	(35,000)
10-Year Interest Rate Swap, 12/17/32	1.42%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	JPMorgan Chase Bank N.A.	12/15/22	1.42	USD	4,337	(34,515)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23	USD	2,560	(8,903)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.25	USD	2,560	(9,113)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	2,820	(10,968)
2-Year Interest Rate Swap, 01/12/25	1.25%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Deutsche Bank AG	01/10/23	1.25	USD	20,035	(23,854)
2-Year Interest Rate Swap, 01/14/25	1.25%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Barclays Bank PLC	01/12/23	1.25	USD	20,035	(23,986)
2-Year Interest Rate Swap, 01/20/25	1.36%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Wells Fargo Bank N.A.	01/18/23	1.36	USD	8,340	(12,136)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call (continued)
2-Year Interest Rate Swap, 02/19/25	1.39%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	02/17/23	1.39%	USD	10,330	$(17,993)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	3,880	(69,444)

										(482,822)

Put
2-Year Interest Rate Swap, 04/03/24	3-Month LIBOR, 0.96%	Quarterly	0.61%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/22	0.61	USD	35,400	(1,332,690)
2-Year Interest Rate Swap, 04/08/24	3-Month LIBOR, 0.96%	Quarterly	0.74%	Semi-Annual	JPMorgan Chase Bank N.A.	04/06/22	0.74	USD	25,870	(910,523)
10-Year Interest Rate Swap, 08/05/32	1-Day SOFR, 0.33%	Quarterly	1.95%	Semi-Annual	Deutsche Bank AG	08/03/22	1.95	USD	1,580	(53,583)
10-Year Interest Rate Swap, 08/10/32	1-Day SOFR, 0.33%	Quarterly	2.05%	Semi-Annual	Barclays Bank PLC	08/08/22	2.05	USD	1,580	(45,639)
10-Year Interest Rate Swap, 09/03/32	3-Month LIBOR, 0.96%	Quarterly	1.53%	Semi-Annual	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	5,407	(458,170)
10-Year Interest Rate Swap, 10/09/32	3-Month LIBOR, 0.96%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/07/22	1.80	USD	3,580	(232,473)
10-Year Interest Rate Swap, 10/15/32	3-Month LIBOR, 0.96%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/13/22	1.80	USD	1,790	(117,380)
10-Year Interest Rate Swap, 11/17/32	3-Month LIBOR, 0.96%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	11/15/22	1.85	USD	5,422	(343,164)
10-Year Interest Rate Swap, 12/07/32	1-Day SOFR, 0.33%	Quarterly	1.45%	Semi-Annual	JPMorgan Chase Bank N.A.	12/05/22	1.45	USD	678	(50,184)
10-Year Interest Rate Swap, 12/15/32	1-Day SOFR, 0.33%	Quarterly	1.43%	Semi-Annual	Morgan Stanley & Co. International PLC	12/13/22	1.43	USD	4,338	(327,813)
10-Year Interest Rate Swap, 12/17/32	1-Day SOFR, 0.33%	Quarterly	1.42%	Semi-Annual	JPMorgan Chase Bank N.A.	12/15/22	1.42	USD	4,337	(331,381)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.96%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23	USD	2,560	(284,384)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.96%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.25	USD	2,560	(281,778)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.96%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	2,820	(308,816)
2-Year Interest Rate Swap, 01/12/25	1-Day SOFR, 0.33%	Quarterly	1.75%	Semi-Annual	Deutsche Bank AG	01/10/23	1.75	USD	20,035	(430,588)
2-Year Interest Rate Swap, 01/14/25	1-Day SOFR, 0.33%	Quarterly	1.75%	Semi-Annual	Barclays Bank PLC	01/12/23	1.75	USD	20,035	(430,230)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.33%	Quarterly	2.25%	Semi-Annual	Deutsche Bank AG	02/15/23	2.25	USD	18,610	(278,848)
2-Year Interest Rate Swap, 02/19/25	1-Day SOFR, 0.33%	Quarterly	2.39%	Semi-Annual	Morgan Stanley & Co. International PLC	02/17/23	2.39	USD	15,495	(206,870)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.96%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	3,880	(219,046)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.96%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.00	USD	1,970	(55,802)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.96%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.50	USD	1,970	(36,178)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 0.96%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.00	USD	3,950	(112,350)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 0.96%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.50	USD	3,950	(72,972)
10-Year Interest Rate Swap, 08/22/34	3-Month LIBOR, 0.96%	Quarterly	2.25%	Semi-Annual	Morgan Stanley & Co. International PLC	08/20/24	2.25	USD	3,310	(179,597)

										(7,100,459)

										$(7,583,281)

33

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.38.V1	5.00%	Quarterly	06/20/27	USD 6,490	$(367,484)	$(297,639)	$(69,845)
CDX.NA.IG.38.V1	1.00	Quarterly	06/20/27	USD 22,630	(370,227)	(344,442)	(25,785)

					$(737,711)	$(642,081)	$(95,630)

Centrally Cleared Interest Rate Swaps

										Upfront
										Premium	Unrealized
Paid by the Trust		Received by the Trust		Effective		Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

1-Day SOFR, 0.33%	Annual	0.81%	Annual	N/A		03/01/23	USD	3,350	$(21,537)	$(10,108)	$(11,429)
1-Day SOFR, 0.33%	Annual	0.84%	Annual	N/A		03/01/23	USD	13,390	(82,260)	(36,904)	(45,356)
1-Day SOFR, 0.33%	Annual	0.62%	Annual	N/A		03/02/23	USD	6,665	(55,665)	(31,631)	(24,034)
1-Day SOFR, 0.33%	Annual	0.62%	Annual	N/A		03/02/23	USD	6,700	(56,192)	(32,013)	(24,179)
1-Day SOFR, 0.33%	Annual	0.64%	Annual	N/A		03/02/23	USD	2,230	(18,122)	(10,122)	(8,000)
1-Day SOFR, 0.33%	Annual	0.72%	Annual	N/A		03/02/23	USD	3,360	(24,780)	(12,933)	(11,847)
1-Day SOFR, 0.33%	Annual	0.73%	Annual	N/A		03/02/23	USD	3,360	(24,493)	(12,670)	(11,823)
1-Day SOFR, 0.33%	Quarterly	(0.01%)	Quarterly	07/08/22	(a)	07/08/23	USD	5,380	(120,636)	(88,646)	(31,990)
0.40%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	11/22/22	(a)	11/22/23	USD	2,280	57,003	40,954	16,049
1-Day SOFR, 0.33%	Annual	0.24%	Annual	N/A		12/08/23	USD	12,260	(384,407)	(269,272)	(115,135)
1-Day SOFR, 0.33%	Annual	0.19%	Annual	N/A		12/14/23	USD	14,430	(473,238)	(333,492)	(139,746)
1-Day SOFR, 0.33%	Annual	0.25%	Annual	N/A		01/12/24	USD	38,450	(1,299,635)	(906,123)	(393,512)
1-Day SOFR, 0.33%	Annual	0.24%	Annual	N/A		01/21/24	USD	10,190	(353,535)	(246,703)	(106,832)
1-Day SOFR, 0.33%	Annual	0.25%	Annual	N/A		03/04/24	USD	21,900	(823,190)	(571,928)	(251,262)
1-Day SOFR, 0.33%	Annual	0.49%	Annual	N/A		03/04/24	USD	29,490	(967,505)	(633,789)	(333,716)
3-Month LIBOR, 0.96%	Quarterly	0.52%	Semi- Annual	N/A		03/07/24	USD	12,960	(478,073)	(337,719)	(140,354)
1.41%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/08/24	USD	490	7,324	1,969	5,355
3-Month LIBOR, 0.96%	Quarterly	0.56%	Semi- Annual	N/A		03/23/24	USD	12,960	(492,052)	57	(492,109)
3-Month LIBOR, 0.96%	Quarterly	0.57%	Semi- Annual	N/A		03/25/24	USD	25,100	(950,426)	110	(950,536)
1.10%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/04/22	(a)	04/04/24	USD	1,585	44,409	27,497	16,912
1.47%	Annual	1-Day SOFR, 0.33%	Annual	04/06/22	(a)	04/06/24	USD	31,670	495,880	134,447	361,433
0.99%	Annual	1-Day SOFR, 0.33%	Annual	04/07/22	(a)	04/07/24	USD	6,220	156,605	86,067	70,538
0.99%	Annual	1-Day SOFR, 0.33%	Annual	04/07/22	(a)	04/07/24	USD	6,220	156,851	86,314	70,537
0.65%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/11/22	(a)	04/11/24	USD	8,600	319,230	227,461	91,769
0.66%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/11/22	(a)	04/11/24	USD	4,470	164,922	117,218	47,704
0.68%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/12/22	(a)	04/12/24	USD	11,080	405,811	287,437	118,374
0.69%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/12/22	(a)	04/12/24	USD	8,590	312,620	220,836	91,784
0.73%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/14/22	(a)	04/14/24	USD	7,470	267,486	187,363	80,123
0.79%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/14/22	(a)	04/14/24	USD	8,530	295,283	203,727	91,556
0.80%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/14/22	(a)	04/14/24	USD	8,530	293,833	202,268	91,565
0.76%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/19/22	(a)	04/19/24	USD	6,090	215,308	149,713	65,595
0.76%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/19/22	(a)	04/19/24	USD	6,090	215,170	149,575	65,595
0.81%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/20/22	(a)	04/20/24	USD	4,290	148,419	101,981	46,438
0.81%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/20/22	(a)	04/20/24	USD	4,290	147,866	101,424	46,442
0.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/20/22	(a)	04/20/24	USD	4,205	142,118	96,578	45,540
0.92%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/20/22	(a)	04/20/24	USD	4,280	138,827	92,438	46,389
0.91%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22	(a)	04/25/24	USD	8,560	279,931	186,876	93,055
0.94%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22	(a)	04/25/24	USD	8,553	274,364	181,351	93,013
1.00%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/29/22	(a)	04/29/24	USD	4,290	134,108	87,074	47,034
1.01%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/03/22	(a)	05/03/24	USD	12,995	406,443	263,354	143,089
1.02%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/03/22	(a)	05/03/24	USD	12,995	403,786	260,679	143,107
1.05%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/12/22	(a)	05/12/24	USD	8,700	268,945	171,418	97,527
1.11%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/16/22	(a)	05/16/24	USD	4,740	141,853	88,413	53,440
1.22%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/07/22	(a)	06/07/24	USD	4,335	125,094	73,922	51,172
1.25%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/07/22	(a)	06/07/24	USD	4,335	122,736	71,547	51,189
1.01%	Annual	1-Day SOFR, 0.33%	Annual	06/09/22	(a)	06/09/24	USD	4,320	122,739	68,461	54,278
1.27%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/17/22	(a)	06/17/24	USD	15	427	246	181
1.28%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/17/22	(a)	06/17/24	USD	3,235	91,735	52,684	39,051
0.73%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/21/22	(a)	06/21/24	USD	4,790	187,652	129,691	57,961
1-Day SOFR, 0.33%	Annual	2.50%	Annual	07/05/22	(a)	07/05/24	USD	7,300	(3,184)	32	(3,216)

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

										Upfront
										Premium	Unrealized
Paid by the Trust		Received by the Trust		Effective		Termination		Notional		Paid	Appreciation

Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

1.30%	Annual	1-Day SOFR, 0.33%	Annual	07/18/22	(a)	07/18/24	USD	3,110	$76,001	$35,184	$40,817
1.31%	Annual	1-Day SOFR, 0.33%	Annual	07/18/22	(a)	07/18/24	USD	3,110	75,333	34,509	40,824
1.45%	Annual	1-Day SOFR, 0.33%	Annual	07/28/22	(a)	07/28/24	USD	2,470	54,188	21,381	32,807
1.47%	Annual	1-Day SOFR, 0.33%	Annual	07/29/22	(a)	07/29/24	USD	3,075	65,971	25,137	40,834
1.48%	Annual	1-Day SOFR, 0.33%	Annual	07/29/22	(a)	07/29/24	USD	3,075	65,491	24,652	40,839
1.62%	Annual	1-Day SOFR, 0.33%	Annual	08/08/22	(a)	08/08/24	USD	6,120	115,682	33,649	82,033
0.74%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/12/22	(a)	08/12/24	USD	10,580	432,354	294,734	137,620
1.76%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	6,050	98,698	17,239	81,459
1.76%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	6,050	98,757	17,299	81,458
1.81%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	6,030	92,731	11,483	81,248
1.94%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	6,015	77,084	(4,121)	81,205
1.94%	Annual	1-Day SOFR, 0.33%	Annual	08/12/22	(a)	08/12/24	USD	6,015	76,322	(4,891)	81,213
0.78%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/15/22	(a)	08/15/24	USD	5,755	231,274	156,243	75,031
1.90%	Annual	1-Day SOFR, 0.33%	Annual	08/15/22	(a)	08/15/24	USD	3,480	47,413	377	47,036
1.90%	Annual	1-Day SOFR, 0.33%	Annual	08/17/22	(a)	08/17/24	USD	4,440	61,341	1,116	60,225
1-Day SOFR, 0.33%	Annual	1.70%	Annual	09/02/22	(a)	09/02/24	USD	2,960	(53,114)	(12,819)	(40,295)
1-Day SOFR, 0.33%	Annual	1.72%	Annual	09/02/22	(a)	09/02/24	USD	2,960	(52,104)	(11,798)	(40,306)
1-Day SOFR, 0.33%	Annual	1.79%	Annual	09/02/22	(a)	09/02/24	USD	3,310	(53,815)	(8,696)	(45,119)
1-Day SOFR, 0.33%	Annual	1.42%	Annual	09/06/22	(a)	09/06/24	USD	5,980	(141,031)	(59,926)	(81,105)
1-Day SOFR, 0.33%	Annual	1.46%	Annual	09/06/22	(a)	09/06/24	USD	2,995	(68,070)	(27,422)	(40,648)
1-Day SOFR, 0.33%	Annual	1.52%	Annual	09/06/22	(a)	09/06/24	USD	5,985	(128,983)	(47,679)	(81,304)
1-Day SOFR, 0.33%	Annual	1.52%	Annual	09/06/22	(a)	09/06/24	USD	5,985	(129,332)	(48,032)	(81,300)
1-Day SOFR, 0.33%	Annual	1.61%	Annual	09/07/22	(a)	09/07/24	USD	2,955	(58,788)	(18,470)	(40,318)
1-Day SOFR, 0.33%	Annual	1.71%	Annual	09/07/22	(a)	09/07/24	USD	2,900	(51,982)	(12,352)	(39,630)
2.43%	Annual	1-Day SOFR, 0.33%	Annual	09/07/22	(a)	09/07/24	USD	2,955	11,733	13	11,720
2.45%	Annual	1-Day SOFR, 0.33%	Annual	09/07/22	(a)	09/07/24	USD	2,955	10,753	13	10,740
1.89%	Annual	1-Day SOFR, 0.33%	Annual	09/13/22	(a)	09/13/24	USD	2,910	42,605	6	42,599
1.89%	Annual	1-Day SOFR, 0.33%	Annual	09/13/22	(a)	09/13/24	USD	5,820	84,429	11	84,418
2.07%	Annual	1-Day SOFR, 0.33%	Annual	09/16/22	(a)	09/16/24	USD	1,433	15,953	6	15,947
2.08%	Annual	1-Day SOFR, 0.33%	Annual	09/16/22	(a)	09/16/24	USD	1,432	15,684	6	15,678
2.12%	Annual	1-Day SOFR, 0.33%	Annual	09/16/22	(a)	09/16/24	USD	1,433	14,510	6	14,504
2.07%	Annual	1-Day SOFR, 0.33%	Annual	09/19/22	(a)	09/19/24	USD	2,880	32,312	13	32,299
2.07%	Annual	1-Day SOFR, 0.33%	Annual	09/19/22	(a)	09/19/24	USD	2,880	32,200	13	32,187
2.08%	Annual	1-Day SOFR, 0.33%	Annual	09/19/22	(a)	09/19/24	USD	2,880	31,640	13	31,627
2.27%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	5,710	41,560	25	41,535
2.28%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	2,820	19,950	12	19,938
2.30%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	5,650	37,940	25	37,915
2.31%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	2,825	18,641	13	18,628
2.31%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/24	USD	2,825	18,421	13	18,408
2.46%	Annual	1-Day SOFR, 0.33%	Annual	09/23/22	(a)	09/23/24	USD	2,875	10,851	13	10,838
2.47%	Annual	1-Day SOFR, 0.33%	Annual	09/23/22	(a)	09/23/24	USD	2,875	9,958	13	9,945
2.51%	Annual	1-Day SOFR, 0.33%	Annual	09/26/22	(a)	09/26/24	USD	3,280	9,325	15	9,310
2.67%	Annual	1-Day SOFR, 0.33%	Annual	09/27/22	(a)	09/27/24	USD	2,850	(965)	13	(978)
2.68%	Annual	1-Day SOFR, 0.33%	Annual	09/27/22	(a)	09/27/24	USD	2,850	(1,021)	13	(1,034)
1-Day SOFR, 0.33%	Annual	2.70%	Annual	09/30/22	(a)	09/30/24	USD	3,527	2,875	16	2,859
2.72%	Annual	1-Day SOFR, 0.33%	Annual	09/30/22	(a)	09/30/24	USD	3,680	(3,990)	16	(4,006)
1-Day SOFR, 0.33%	Annual	2.73%	Annual	09/30/22	(a)	09/30/24	USD	31,743	40,968	140	40,828
2.81%	Annual	1-Day SOFR, 0.33%	Annual	10/03/22	(a)	10/03/24	USD	2,855	(8,001)	13	(8,014)
1-Day SOFR, 0.33%	Annual	2.64%	Annual	10/04/22	(a)	10/04/24	USD	14,600	(8,512)	64	(8,576)
2.69%	Annual	1-Day SOFR, 0.33%	Annual	10/04/22	(a)	10/04/24	USD	3,880	(2,069)	17	(2,086)
1-Day SOFR, 0.33%	Annual	1.71%	Annual	12/09/22	(a)	12/09/24	USD	16,600	(321,362)	(90,331)	(231,031)
1.89%	Annual	1-Day SOFR, 0.33%	Annual	02/22/23	(a)	02/22/25	USD	2,065	33,123	4,505	28,618
1.99%	Annual	1-Day SOFR, 0.33%	Annual	02/27/23	(a)	02/27/25	USD	2,995	42,425	997	41,428
1-Day SOFR, 0.33%	Annual	0.19%	Annual	N/A		11/12/25	USD	2,500	(186,300)	(136,005)	(50,295)
1-Day SOFR, 0.33%	Annual	0.22%	Annual	N/A		01/21/26	USD	7,710	(593,395)	(433,631)	(159,764)
1-Day SOFR, 0.33%	Annual	0.67%	Annual	N/A		09/17/26	USD	9,710	(632,817)	(448,969)	(183,848)
1.33%	Annual	1-Day SOFR, 0.33%	Annual	N/A		01/14/27	USD	13,440	530,407	256,529	273,878
1.50%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/04/27	USD	2,090	70,886	24,388	46,498
1-Day SOFR, 0.33%	Annual	1.73%	Annual	N/A		03/14/27	USD	560	(13,134)	2	(13,136)
1-Day SOFR, 0.33%	Annual	1.75%	Annual	N/A		03/15/27	USD	560	(12,521)	5	(12,526)
1-Day SOFR, 0.33%	Annual	2.05%	Annual	N/A		03/18/27	USD	2,200	(18,281)	20	(18,301)

35

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value

1.97%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/21/27	USD	13,060	$164,566	$120	$164,446
1-Day SOFR, 0.33%	Annual	2.13%	Annual	N/A		03/25/27	USD	1,110	(5,361)	10	(5,371)
1-Day SOFR, 0.33%	Annual	2.13%	Annual	N/A		03/25/27	USD	1,110	(5,335)	10	(5,345)
1-Day SOFR, 0.33%	Annual	2.29%	Annual	03/31/22	(a)	03/31/27	USD	560	1,432	5	1,427
1-Day SOFR, 0.33%	Annual	2.30%	Annual	03/31/22	(a)	03/31/27	USD	560	1,472	5	1,467
1-Day SOFR, 0.33%	Annual	2.35%	Annual	03/31/22	(a)	03/31/27	USD	1,120	5,974	10	5,964
0.65%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/20/22	(a)	04/20/27	USD	530	47,072	35,675	11,397
3-Month LIBOR, 0.96%	Quarterly	1.63%	Semi-Annual	05/26/22	(a)	05/26/27	USD	6,990	(306,771)	(150,592)	(156,179)
3-Month LIBOR, 0.96%	Quarterly	1.63%	Semi-Annual	05/26/22	(a)	05/26/27	USD	1,748	(77,061)	(38,022)	(39,039)
1-Day SOFR, 0.33%	Annual	1.23%	Annual	06/14/22	(a)	06/14/27	USD	880	(44,570)	(24,803)	(19,767)
1-Day SOFR, 0.33%	Annual	1.25%	Annual	07/05/22	(a)	07/05/27	USD	1,295	(65,244)	(36,240)	(29,004)
3-Month LIBOR, 0.96%	Quarterly	1.35%	Semi-Annual	07/08/22	(a)	07/08/27	USD	6,540	(383,018)	(235,340)	(147,678)
3-Month LIBOR, 0.96%	Quarterly	1.19%	Semi-Annual	07/19/22	(a)	07/19/27	USD	40	(2,649)	(1,751)	(898)
3-Month LIBOR, 0.96%	Quarterly	1.48%	Semi-Annual	08/01/22	(a)	08/01/27	USD	5,330	(281,296)	(160,630)	(120,666)
3-Month LIBOR, 0.96%	Quarterly	1.49%	Semi-Annual	08/01/22	(a)	08/01/27	USD	5,330	(278,808)	(158,102)	(120,706)
1.50%	Annual	1-Day SOFR, 0.33%	Annual	09/06/22	(a)	09/06/27	USD	2,460	96,529	41,984	54,545
1.62%	Annual	1-Day SOFR, 0.33%	Annual	09/07/22	(a)	09/07/27	USD	1,215	41,170	14,128	27,042
1-Day SOFR, 0.33%	Annual	2.03%	Annual	09/16/22	(a)	09/16/27	USD	2,350	(33,696)	22	(33,718)
1-Day SOFR, 0.33%	Annual	1.99%	Annual	09/19/22	(a)	09/19/27	USD	1,188	(19,736)	11	(19,747)
1-Day SOFR, 0.33%	Annual	2.00%	Annual	09/19/22	(a)	09/19/27	USD	1,188	(19,095)	11	(19,106)
1-Day SOFR, 0.33%	Annual	2.01%	Annual	09/19/22	(a)	09/19/27	USD	1,187	(18,438)	11	(18,449)
2.09%	Annual	1-Day SOFR, 0.33%	Annual	09/20/22	(a)	09/20/27	USD	4,460	53,002	41	52,961
2.44%	Annual	1-Day SOFR, 0.33%	Annual	09/30/22	(a)	09/30/27	USD	460	(2,137)	4	(2,141)
2.48%	Annual	1-Day SOFR, 0.33%	Annual	09/30/22	(a)	09/30/27	USD	4,140	(26,990)	38	(27,028)
3-Month LIBOR, 0.96%	Quarterly	1.68%	Semi-Annual	11/21/22	(a)	11/21/27	USD	20	(886)	(448)	(438)
2.34%	Annual	1-Day SOFR, 0.33%	Annual	01/04/23	(a)	01/04/28	USD	850	(92)	8	(100)
1-Day SOFR, 0.33%	Annual	1.90%	Annual	02/14/23	(a)	02/14/28	USD	1,250	(24,406)	813	(25,219)
2.31%	Annual	1-Day SOFR, 0.33%	Annual	03/28/23	(a)	03/28/28	USD	3,830	247	35	212
3-Month LIBOR, 0.96%	Quarterly	1.05%	Semi - Annual	N/A		05/15/28	USD	1,650	(127,957)	(94,788)	(33,169)
1.78%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	02/15/29	USD	10,390	283,238	40,937	242,301
1-Day SOFR, 0.33%	Annual	2.07%	Annual	06/30/22	(a)	02/15/29	USD	4,720	(44,660)	61	(44,721)
3-Month LIBOR, 0.96%	Quarterly	1.18%	Semi - Annual	N/A		07/28/31	USD	1,640	(167,426)	(129,310)	(38,116)
1.43%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		09/21/31	USD	2,705	227,783	159,275	68,508
1.39%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		09/22/31	USD	2,265	198,114	140,830	57,284
1.52%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		09/24/31	USD	5,730	438,436	291,817	146,619
3-Month LIBOR, 0.96%	Quarterly	1.59%	Semi-Annual	N/A		10/12/31	USD	26,700	(1,697,258)	(1,195,994)	(501,264)
1.78%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/18/31	USD	3,040	144,098	87,933	56,165
1-Day SOFR, 0.33%	Annual	1.63%	Annual	06/30/22	(a)	11/15/31	USD	4,110	(185,118)	(87,864)	(97,254)
1-Day SOFR, 0.33%	Annual	1.80%	Annual	06/30/22	(a)	11/15/31	USD	3,940	(119,504)	24	(119,528)
1-Day SOFR, 0.33%	Annual	1.82%	Annual	06/30/22	(a)	11/15/31	USD	7,510	(219,489)	(39,370)	(180,119)
2.05%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	11/15/31	USD	3,910	35,671	63	35,608
2.09%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	11/15/31	USD	5,570	33,769	90	33,679
2.12%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	11/15/31	USD	2,230	7,736	36	7,700
1.48%	Annual	1-Day SOFR, 0.33%	Annual	N/A		11/26/31	USD	1,920	97,890	60,515	37,375
1-Day SOFR, 0.33%	Annual	1.19%	Annual	N/A		12/07/31	USD	587	(45,795)	(33,874)	(11,921)
1-Day SOFR, 0.33%	Annual	1.24%	Annual	N/A		12/07/31	USD	1,780	(130,457)	(94,437)	(36,020)
1.46%	Annual	1-Day SOFR, 0.33%	Annual	N/A		01/06/32	USD	730	39,622	24,219	15,403
1.61%	Annual	1-Day SOFR, 0.33%	Annual	N/A		01/11/32	USD	1,290	53,767	26,365	27,402
3-Month LIBOR, 0.96%	Quarterly	1.60%	Semi - Annual	N/A		03/02/32	USD	2,130	(151,269)	(97,970)	(53,299)
1-Day SOFR, 0.33%	Annual	1.67%	Annual	N/A		03/02/32	USD	620	(23,884)	(9,332)	(14,552)
1-Day SOFR, 0.33%	Annual	1.68%	Annual	N/A		03/02/32	USD	620	(23,155)	(8,595)	(14,560)
1-Day SOFR, 0.33%	Annual	1.51%	Annual	N/A		03/03/32	USD	1,250	(66,410)	(37,228)	(29,182)
1-Day SOFR, 0.33%	Annual	1.54%	Annual	N/A		03/03/32	USD	1,240	(63,077)	(34,096)	(28,981)
1-Day SOFR, 0.33%	Annual	1.57%	Annual	N/A		03/03/32	USD	1,240	(59,266)	(30,240)	(29,026)
1.74%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/04/32	USD	610	19,788	5,370	14,418
1.75%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/04/32	USD	610	19,070	4,644	14,426
1-Day SOFR, 0.33%	Annual	1.55%	Annual	N/A		03/08/32	USD	615	(30,447)	(15,932)	(14,515)
1-Day SOFR, 0.33%	Annual	1.60%	Annual	N/A		03/08/32	USD	615	(27,668)	(13,117)	(14,551)
1-Day SOFR, 0.33%	Annual	1.61%	Annual	N/A		03/08/32	USD	615	(27,113)	(12,554)	(14,559)
1-Day SOFR, 0.33%	Annual	1.59%	Annual	N/A		03/09/32	USD	780	(36,402)	(17,931)	(18,471)
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/10/32	USD	830	32,293	12,513	19,780

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value
1.76%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/11/32	USD	303	$9,355	$2	$9,353
1.77%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/11/32	USD	302	9,202	2	9,200
1.81%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/14/32	USD	605	16,131	4	16,127
1.81%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/14/32	USD	1,060	28,168	7	28,161
1.84%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/14/32	USD	605	14,492	4	14,488
1.81%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/15/32	USD	350	9,223	6	9,217
1.90%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/16/32	USD	940	17,560	15	17,545
1.93%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/16/32	USD	595	9,709	10	9,699
1.97%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/16/32	USD	1,190	14,171	19	14,152
1.91%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/17/32	USD	440	7,688	7	7,681
2.00%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/18/32	USD	440	4,235	7	4,228
2.09%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/18/32	USD	590	751	10	741
2.05%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	730	4,206	12	4,194
2.09%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	600	939	10	929
2.10%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	600	722	10	712
2.15%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	595	(2,373)	10	(2,383)
2.18%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/23/32	USD	595	(3,957)	10	(3,967)
2.23%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/24/32	USD	610	(6,670)	10	(6,680)
2.15%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/25/32	USD	900	(3,256)	(140)	(3,116)
1-Day SOFR, 0.33%	Annual	2.21%	Annual	N/A		03/25/32	USD	520	4,697	8	4,689
1.61%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/28/32	USD	26,000	1,878,744	1,220,511	658,233
1-Day SOFR, 0.33%	Annual	2.18%	Annual	N/A		03/28/32	USD	1,320	8,033	21	8,012
2.29%	Annual	1-Day SOFR, 0.33%	Annual	N/A		03/30/32	USD	260	(4,149)	4	(4,153)
1.66%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22	(a)	04/25/32	USD	25,400	1,752,098	1,114,481	637,617
0.77%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	05/06/22	(a)	05/06/32	USD	2,650	393,484	331,089	62,395
1-Day SOFR, 0.33%	Annual	2.27%	Annual	06/24/22	(a)	06/24/32	USD	1,800	17,835	29	17,806
0.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/15/22	(a)	08/15/32	USD	9,150	1,316,715	1,097,163	219,552
1.96%	Annual	1-Day SOFR, 0.33%	Annual	08/18/22	(a)	08/18/32	USD	1,040	19,502	(5,518)	25,020
2.33%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/24/24	(a)	06/24/34	USD	310	1,668	(3,069)	4,737
3-Month LIBOR, 0.96%	Quarterly	1.67%	Semi-Annual	08/06/24	(a)	08/06/34	USD	2,450	(148,260)	(116,010)	(32,250)
1.65%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/22/24	(a)	08/22/34	USD	1,355	84,495	67,133	17,362
1-Day SOFR, 0.33%	Annual	1.80%	Annual	01/15/27	(a)	01/15/37	USD	510	(10,120)	(9,216)	(904)
1-Day SOFR, 0.33%	Annual	1.85%	Annual	02/01/27	(a)	02/01/37	USD	1,000	(16,228)	(14,412)	(1,816)
1-Day SOFR, 0.33%	Annual	1.86%	Annual	01/17/29	(a)	01/17/39	USD	3,260	(55,834)	(51,517)	(4,317)
2.82%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/04/29	(a)	04/04/39	USD	1,560	(50,996)	(60,291)	9,295
1.01%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/02/30	(a)	04/02/40	USD	4,100	423,706	422,489	1,217
1.86%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/12/41	USD	14,800	1,171,264	842,412	328,852
1.83%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	08/15/47	USD	1,660	77,166	19	77,147
1-Day SOFR, 0.33%	Annual	2.05%	Annual	06/30/22	(a)	08/15/47	USD	1,820	(4,178)	51	(4,229)
1-Day SOFR, 0.33%	Annual	2.13%	Annual	06/30/22	(a)	08/15/47	USD	1,640	21,211	46	21,165
1.83%	Annual	1-Day SOFR, 0.33%	Annual	06/30/22	(a)	11/15/48	USD	1,720	76,324	25,397	50,927
3.02%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	12/08/38	(a)	12/08/48	USD	400	(22,318)	(25,195)	2,877
2.38%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	07/05/39	(a)	07/05/49	USD	620	(10,308)	(13,992)	3,684
1.71%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/16/39	(a)	08/16/49	USD	600	14,997	12,233	2,764
1.78%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/16/39	(a)	08/16/49	USD	500	10,146	7,768	2,378
1.67%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	08/17/39	(a)	08/17/49	USD	460	12,718	10,638	2,080
1.25%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/06/50	USD	460	103,328	89,359	13,969
1.10%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/25/50	USD	750	191,440	171,196	20,244
3-Month LIBOR, 0.96%	Quarterly	1.93%	Semi-Annual	N/A		10/22/51	USD	3,550	(255,716)	(157,840)	(97,876)
1-Day SOFR, 0.33%	Annual	1.38%	Annual	N/A		12/03/51	USD	430	(56,855)	(46,156)	(10,699)
1-Day SOFR, 0.33%	Annual	1.39%	Annual	N/A		12/15/51	USD	260	(33,910)	(27,314)	(6,596)
1.67%	Annual	1-Day SOFR, 0.33%	Annual	01/15/25	(a)	01/15/55	USD	180	8,869	5,879	2,990
3-Month LIBOR, 0.96%	Quarterly	1.93%	Semi-Annual	12/01/26	(a)	12/01/56	USD	110	(4,815)	(3,052)	(1,763)
1.69%	Annual	1-Day SOFR, 0.33%	Annual	01/15/27	(a)	01/15/57	USD	130	4,353	2,701	1,652

									$4,474,247	$3,288,090	$1,186,157

(a)	Forward Swap.

37

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation )

Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	B		EUR	10	$(69)	$1,299	$(1,368)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B		EUR	10	1,101	1,005	96
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R		EUR	10	2	882	(880)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R		EUR	10	1	990	(989)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB-		EUR	10	817	417	400
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+		EUR	10	(123)	(411)	288
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+		EUR	5	(62)	209	(271)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	5	(60)	215	(275)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	25	(307)	1,010	(1,317)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	B+		EUR	25	(307)	1,197	(1,504)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	B+		EUR	10	1,509	847	662
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/R		USD	5,000	(646,936)	(485,247)	(161,689)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	N/R		USD	2,500	(323,468)	(240,066)	(83,402)
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R		USD	5,550	(718,097)	(705,848)	(12,249)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R		USD	5,000	(507,543)	(520,842)	13,299
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R		USD	2,500	(253,771)	(260,421)	6,650
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R		USD	5,000	(507,542)	(520,792)	13,250
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	2,153	(218,548)	(234,982)	16,434

									$(3,173,403)	$(2,960,538)	$(212,865)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$62,960,470	$1,258,344	$64,218,814
Corporate Bonds
Advertising Agencies	—	594,799	—	594,799
Aerospace & Defense	—	13,986,948	—	13,986,948
Airlines	—	9,075,185	—	9,075,185
Auto Components	—	3,877,954	—	3,877,954
Automobiles	—	9,208,617	—	9,208,617
Banks	—	12,304,483	—	12,304,483
Beverages	—	8,008,319	—	8,008,319
Biotechnology	—	1,776,868	—	1,776,868
Building Materials	—	1,790,662	—	1,790,662
Building Products	—	5,367,008	—	5,367,008
Capital Markets	—	17,724,819	—	17,724,819
Chemicals	—	6,130,857	—	6,130,857
Commercial Services & Supplies	—	2,141,089	—	2,141,089
Communications Equipment	—	1,637,063	—	1,637,063
Construction & Engineering	—	4,041,505	—	4,041,505
Construction Materials	—	731,641	—	731,641
Consumer Discretionary	—	5,556,352	—	5,556,352
Consumer Finance	—	4,814,021	—	4,814,021
Containers & Packaging	—	1,654,387	—	1,654,387
Diversified Consumer Services	—	4,642,208	—	4,642,208
Diversified Financial Services	—	34,770,090	—	34,770,090
Diversified Telecommunication Services	—	24,113,337	—	24,113,337
Education	—	685,994	—	685,994
Electric Utilities	—	25,858,430	—	25,858,430
Electrical Equipment	—	296,821	—	296,821
Electronic Equipment, Instruments & Components	—	2,878,648	—	2,878,648
Energy Equipment & Services	—	1,934,883	—	1,934,883
Environmental, Maintenance & Security Service	—	1,656,139	—	1,656,139
Equity Real Estate Investment Trusts (REITs)	—	11,594,461	—	11,594,461
Food & Staples Retailing	—	3,062,422	—	3,062,422
Food Products	—	1,857,961	—	1,857,961
Gas Utilities	—	58,125	—	58,125
Health Care Equipment & Supplies	—	2,904,567	—	2,904,567
Health Care Providers & Services	—	15,154,277	—	15,154,277
Health Care Technology	—	2,242,858	—	2,242,858
Hotels, Restaurants & Leisure	—	12,935,531	3,594,384	16,529,915
Household Durables	—	2,255,423	—	2,255,423
Household Products	—	79,200	—	79,200
Independent Power and Renewable Electricity Producers	—	3,771,215	—	3,771,215
Industrial Conglomerates	—	43,200	—	43,200
Insurance	—	24,937,674	—	24,937,674
Interactive Media & Services	—	1,445,965	—	1,445,965
Internet Software & Services	—	2,723,359	—	2,723,359
IT Services	—	6,356,863	—	6,356,863
Leisure Products	—	562,076	—	562,076
Machinery	—	2,263,684	—	2,263,684
Media	—	44,900,575	—	44,900,575
Metals & Mining	—	7,010,147	—	7,010,147
Multiline Retail	—	638,872	—	638,872
Multi-Utilities	—	1,161,022	—	1,161,022
Offshore Drilling & Other Services	—	518,368	—	518,368
Oil, Gas & Consumable Fuels	95,313	53,934,391	1,455,369	55,485,073
Personal Products	—	94,245	—	94,245
Pharmaceuticals	—	17,642,197	—	17,642,197
Real Estate Management & Development	—	9,557,326	—	9,557,326
Road & Rail	—	8,226,919	—	8,226,919

39

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment	$—	$5,229,352	$—	$5,229,352
Software	—	12,688,437	—	12,688,437
Specialty Retail	—	2,349,462	—	2,349,462
Technology Hardware, Storage & Peripherals	—	3,067,572	—	3,067,572
Textiles, Apparel & Luxury Goods	—	415,164	—	415,164
Thrifts & Mortgage Finance	—	346,217	—	346,217
Tobacco	—	6,463,493	—	6,463,493
Transportation	—	107,598	—	107,598
Transportation Infrastructure	—	2,867,631	719,603	3,587,234
Utilities	—	9,905,438	—	9,905,438
Wireless Telecommunication Services	—	10,113,733	—	10,113,733
Floating Rate Loan Interests	—	27,184,645	3,476,645	30,661,290
Foreign Agency Obligations	—	28,176,480	—	28,176,480
Municipal Bonds	—	24,491,743	—	24,491,743
Non-Agency Mortgage-Backed Securities	—	58,399,125	—	58,399,125
Preferred Securities
Capital Trusts	—	47,485,783	—	47,485,783
Preferred Stocks
Capital Markets	4,083,967	—	—	4,083,967
Thrifts & Mortgage Finance	—	32,200	—	32,200
Trust Preferred	810,574	—	—	810,574
U.S. Government Sponsored Agency Securities	—	160,041,503	—	160,041,503
U.S. Treasury Obligations	—	274,947,719	—	274,947,719
Short-Term Securities
Money Market Funds	469,700	—	—	469,700
Options Purchased
Interest Rate Contracts	12,625	3,293,100	—	3,305,725
Liabilities
Investments
TBA Sale Commitments	—	(7,335,937)	—	(7,335,937)
Unfunded Floating Rate Loan Interests(a)	—	(2,918)	—	(2,918)

	$5,472,179	$1,178,420,060	$10,504,345	$1,194,396,584

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$51,079	$—	$51,079
Foreign Currency Exchange Contracts	—	7,225	—	7,225
Interest Rate Contracts	3,475,218	7,730,009	—	11,205,227
Liabilities
Credit Contracts	—	(359,574)	—	(359,574)
Foreign Currency Exchange Contracts	—	(91,871)	—	(91,871)
Interest Rate Contracts	(3,223,199)	(14,127,133)	—	(17,350,332)

	$252,019	$(6,790,265)	$—	$(6,538,246)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $462,530,026 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2021	$2,843,303	$6,314,241	$580,932	$9,738,476
Transfers into Level 3	—	—	2,636,242	2,636,242
Transfers out of Level 3	(1,539,188)	—	—	(1,539,188)
Accrued discounts/premiums	(24,066)	—	(4,057)	(28,123)
Net realized gain (loss)	402	—	189	591

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Core Bond Trust (BHK)

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total

Net change in unrealized appreciation (depreciation)(a)	$7,551	$(499,392)	$(37,509)	$(529,350)
Purchases	—	—	388,619	388,619
Sales	(29,658)	(45,493)	(87,771)	(162,922)

Closing balance, as of March 31, 2022	$1,258,344	$5,769,356	$3,476,645	$10,504,345

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$7,551	$(499,392)	$(37,509)	$(529,350)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

41